N-2	Apr. 29, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001966776
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23871
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	KKR Asset-Based Income Fund
Entity Address, Address Line One	555 California Street
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	315-3620
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price)	None
Maximum Early Repurchase Fee (as a percentage of the offering price)	5.00%

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	5.00%
Annual Expenses [Table Text Block]

Annual Expenses (Percentage of Net Assets Attributable to Shares)
Management Fee 1	0.50%
Dividend Payments on Preferred Stock	0.01%
Other Expenses 2	0.35%

Total Annual Fund Operating Expenses	0.86%

1
Pursuant to an investment advisory agreement, the Fund’s investment adviser, KKR Credit Advisors (US) LLC (the “Adviser”), receives an annual fee, payable monthly by the Fund, in an amount equal to 0.50% of the Fund’s month end net assets (the “Management Fee”).

2
“Other Expenses” are based upon estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, filing fees, printing fees, administration fees, investor servicing fees, custody fees, trustee fees and insurance costs.

Management Fees [Percent]	0.50%	[1]
Dividend Expenses on Preferred Shares [Percent]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.35%	[2]
Total Annual Expenses [Percent]	0.86%
Expense Example [Table Text Block]
Example
1
The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, assuming (i) total annual expenses of net assets attributable to the Shares remains the same, (ii) a 5% annual return, and (iii) reinvestment of all dividends and distributions at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$9	$27	$48	$106

1	The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01	$ 9	[3]
Expense Example, Years 1 to 3	27	[3]
Expense Example, Years 1 to 5	48	[3]
Expense Example, Years 1 to 10	$ 106	[3]
Purpose of Fee Table , Note [Text Block]	The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated
with investing in our common shares as a percentage of net assets attributable to common shares.
Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Expenses, Note [Text Block]	“Other Expenses” are based upon estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, filing fees, printing fees, administration fees, investor servicing fees, custody fees, trustee fees and insurance costs.
Management Fee not based on Net Assets, Note [Text Block]	Pursuant to an investment advisory agreement, the Fund’s investment adviser, KKR Credit Advisors (US) LLC (the “Adviser”), receives an annual fee, payable monthly by the Fund, in an amount equal to 0.50% of the Fund’s month end net assets (the “Management Fee”).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENTS
Investment Objective
The Fund’s investment objective is to seek to provide attractive risk-adjusted returns. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is not fundamental and may be changed by the Board without Shareholder approval.
Investment Strategies
The Fund seeks to achieve its investment objective principally through investments in privately originated credit investments. These investments are comprised primarily of private asset-based finance investments, which derive returns from recurring, often contractual cash flows of large, diversified pools of underlying hard and financial assets. The Fund focuses on investment grade and investment grade-like financings, as well as purchasing whole loans which if securitized are largely financed by investment grade bonds. Instruments in which the Fund invests include credit-linked notes and senior loans. The Fund takes a multi-sector investment approach across a range of sectors and instrument types, including the following market segments: consumer finance, mortgages, small-medium sized enterprises (“SME”), hard assets, infrastructure, airline, shipping, technology, energy, real estate and contractual cash flows. The Fund will not invest more than 40% of its assets plus any unfunded commitments in companies or other issuers within any one market segment. In addition, the Fund will limit its investments in any single issuer to no more than 7.5% of the Fund’s total investments plus any unfunded commitments or $500 million (whichever is greater). Investments can be made directly and indirectly through origination and structured instruments as well as proprietary or limited syndicated transactions with third-party intermediaries seeking a premium to similarly rated corporate credit risk.
The Fund, under normal circumstances, invests at least 90% of its assets in either those rated investment grade, or which the Adviser reasonably believes could be rated investment grade, by an accepted nationally recognized statistical ratings organization or, in the case of facilities backed by mortgages, those that are predominantly senior debt. Accepted nationally recognized statistical ratings organizations include: A.M. Best Rating Services, Inc.; DBRS, Inc.; Egan-Jones Ratings Co.; Fitch Ratings, Inc.; Kroll Bond Rating Agency, Inc.; Moody’s Investors Service, Inc.; and Standard & Poor’s Ratings Services.
The Fund invests principally in the United States and Europe but may invest in any country.

The Fund relies on an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) that permits it to, among other things, co-invest with
certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.
The Fund may enter into interest rate, foreign exchange or other derivative agreements, including swaps, futures, forwards and options, to hedge interest rate and currency risk. The Fund may also enter into reverse repurchase agreements and dollar rolls.
The Fund’s investment strategies are not fundamental and may be changed by the Board without Shareholder approval.
The Investment Process
Origination
Our partnership approach and reputation for delivering results has helped position KKR as a strong and reliable counterparty for loan originators, issuers, banks and advisors today. Our track record and reputation helps facilitate access to a broad spectrum of deals, which provides our investment teams with the ability to be selective while still deploying investors’ capital efficiently.
The breadth of our broader credit and capital markets platform is also crucial to exploring and originating investment opportunities for the Fund, as it enables us to provide a
“one-stop”
solution for a company’s entire capital structure. The Adviser believes the flexibility to offer a complete solution to companies, and in the process build relationships with management teams and companies, is a competitive advantage in sourcing and completing investments for the Fund.
The Adviser believes the KKR Credit Team’s proprietary sourcing channels distinguish the KKR Credit Team from other non-bank
lenders. These channels include direct (i.e., proprietary) relationships, advisor networks, sponsor coverage, KKR’s global investment capabilities and resources, and banks and intermediaries.
The Adviser strives to deliver bespoke means of accessing and realizing value on investments, which often results in investments taking varying forms. Further, this customization can afford the KKR Credit Team with greater control of the transaction structuring process; due diligence can be completed on our terms and typically is not driven by a broader syndicate with potentially competing interests.
Underwriting
The Fund incorporates KKR’s fundamentally driven investment philosophy based on deep credit underwriting and rigorous financial analysis, leveraging KKR’s deep experience in both credit and private equity underwriting. The Adviser believes that this analytically intense process differentiates the level of credit analysis that the KKR Credit Team performs relative to its peers.
The KKR Credit Team employs a
top-down
approach to investing. Each investment is predicated on a clear investment thesis that is typically premised on a favorable long-term outlook or macroeconomic views on the sector or addressable market in question where the Adviser believes returns can potentially be produced that exceed the underlying risk compared to other forms of investment. Often, our team first identifies the market opportunity and then seeks to capture it through one of the core investment types As such, there is not a “one size fits all” approach to underwriting and investing.
Key criteria the team considers when evaluating an investment include, (i) the potential for attractive risk-adjusted returns by exploiting mispriced or underserved credit needs, (ii) the ability to deploy capital in suitable scale and to implement financing, (iii) a compelling macroeconomic or secular foundation, (iv) an underwritable management team with a demonstrable track record, and (v) when appropriate, our ability to exert influence, if not control, over the investment. When the Adviser locates a potentially attractive market segment, the team initially accumulates relevant market data through advisors, experts in the segment, and incumbent players in the market to ascertain that the performance achieved by these market participants through the cycle meets our criteria. As is the case in its origination activities, the KKR Credit Team seeks to leverage KKR’s firm-wide capabilities and extensive network of external relationships in underwriting investments.
The Adviser generally integrates material environmental, social and governance (“ESG”) considerations alongside traditional factors in the investment decision-making process. The Adviser considers such material ESG considerations to be those factors that it, in its sole discretion, determines have—or have the potential to have—a substantial impact on an organization’s ability to create or preserve economic value. The Adviser applies proprietary criteria to assess potential financial and reputational risks to issuers. Examples of criteria the Adviser may consider in conducting this assessment include, without limitation, a carbon score based on the industry in which the company operates, environmental management, social management, diversity and inclusion, sponsor reputation, financial controls, committed management, organizational structure and litigation issues. An investment’s ESG considerations are assessed, monitored and re-evaluated on
an ongoing basis. The identification of a risk related to one or more ESG considerations will not necessarily exclude a particular investment that, in the Adviser’s view, is otherwise suitable and attractively priced for investment. The Adviser may utilize data sources provided by third-party vendors and/or engage directly with issuers in assessing ESG factors.
While the Adviser may consider ESG factors when making an investment decision, the Fund does not pursue an
ESG-based
investment strategy or limit its investments to those that meet specific ESG criteria or standards. Any reference in this Registration Statement to environmental or social considerations is not intended to qualify the Fund’s focus on seeking investments that it believes will generate attractive risk-adjusted returns, and ESG is not a principal investment strategy of the Fund.
Portfolio Management
Capital preservation is a critical element of the KKR Credit Team’s approach to managing KKR’s credit assets. The KKR Credit Team stays involved in each portfolio investment throughout its life cycle. Investments often provide an informational advantage over investments in more broadly syndicated debt instruments. Given the private nature of these investments, financing providers are generally able to access frequent borrower performance reporting which, combined with other negotiated terms in these arrangements, can enable lenders to identify early signs of credit deterioration. The KKR Credit Team is supported by a dedicated Portfolio Monitoring Unit based in Dublin. This team undertakes detailed and ongoing monitoring and reporting of credit metrics across portfolios, which in turn will assist the KKR Credit Team in reviewing and re-underwriting
the credit attractiveness of each investment of the Fund on an ongoing basis.
In addition to acting as a financing partner to companies when making an initial investment, the Adviser believes that the KKR Credit Team is one of the few teams that can add significant value to a company post-investment as part of our ongoing portfolio management function. For example, the KKR Credit Team has the ability to scale with the company through additional funding and resources, without compromising quality. If an investment shows signs of credit deterioration through adverse operational developments within a company, the KKR Credit Team has the ability to leverage the operational expertise to assist the company in implementing operational improvements. With our long heritage as a corporate owner, KKR is well placed to take a leadership position in potential restructurings. The KKR Credit Team can also leverage restructuring expertise within the KKR Credit special situations team to assist the Fund in navigating jurisdictional, strategic and corporate issues if they move through periods of portfolio company underperformance.

Derivatives and Liability Management
The Adviser believes another vital component of portfolio management is ongoing liability management. KKR has established a dedicated derivatives and liability management (“DLM”) team, which is a resource the Adviser uses as a platform-wide driver of value to KKR funds. The DLM team leverages the footprint of KKR to drive competitive financing terms for all KKR funds. The team has dual reporting lines to both investment leadership and KKR’s Market Risk Committee. The Adviser believes that the expertise and capabilities provided by the DLM team differentiates the KKR Credit Team’s abilities with respect to fund-level and individual asset-level liabilities management.
Investment Policies
Credit Ratings and Unrated Securities
Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities, based upon their assessment of the likelihood of the receipt of principal and interest payments. Ratings assigned by a rating agency are not absolute standards of credit quality and do not consider the risks of fluctuations in market value or other factors that influence the value of debt securities. Rating agencies could fail to make timely changes in credit ratings and an issuer’s current financial condition could be better or worse than a rating indicates. Therefore, the credit rating assigned to a particular instrument might not fully reflect the true risks of an investment in such instrument. Credit rating agencies can change their methods of evaluating credit risk and determining ratings. These changes can occur quickly and often. Credit rating agencies can be paid by the companies whose debt they analyze and grade. To the extent that the issuer of a security pays a rating agency for the analysis of its security, an inherent conflict of interest exists that could affect the reliability of the rating. The Adviser does not rely solely on credit ratings; rather, it develops its own analysis of issuer credit quality. The ratings of a debt security can change over time. S&P, Moody’s and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, securities held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.
The Fund, from time to time, purchases unrated securities (securities which are not rated by a rating agency) if the Adviser determines that the securities are an appropriate investment for the Fund. Unrated securities generally are less liquid than comparable rated securities and involve the risk that the Adviser might not accurately evaluate the security’s comparative credit rating. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective could depend more heavily on the Adviser’s analysis than if the Fund invested exclusively in higher-quality and rated securities. The Adviser will attempt to reduce the risks of investing in lower rated or unrated debt instruments through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.
The Fund is not required to dispose of a security in the event that a rating agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment, including in the event of a default. In determining whether to retain or sell such a security, the Adviser considers such factors as Adviser’s assessment
of the credit quality of the issuers of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies.
Percentage Limitations
Compliance with any policy or limitation of the Fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value or investment rating of the Fund’s assets or if a Borrower or issuer distributes equity securities incident to the purchase or ownership of a loan or fixed-income instrument or in connection with a reorganization of a Borrower or issuer.

Risk Factors [Table Text Block]
RISKS
An investment in Shares may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. Before making an investment decision, you should carefully consider the following risks, together with the other information contained in the prospectus. If any of these risks discussed in this prospectus occurs, the Fund’s results of operations could be materially and adversely affected. If this were to happen, the price of Shares could decline significantly, and you could lose all or a part of your investment.
Limited Operating History
.
 The Fund is a
non-diversified, closed-end management
investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Fund is subject to all the business risks and uncertainties associated with any new business.
Investment and Market Risk.
An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) consider factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs. The value of the loans and fixed-income instruments, short positions and other securities and derivative instruments owned by the Fund will fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in Shares could be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of Shareholders to reinvest dividends.
The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example,
COVID-19
adversely impacted, and any future outbreaks could adversely impact, the markets and economy in general, including the companies in which the Fund invests, and could harm Fund performance. Epidemics and pandemics, have and may further result in, among other things, travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, quarantines, supply chain disruptions and reduced consumer demand, as well as general concern and uncertainty. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.

Ongoing events in the subprime mortgage market and other areas of the fixed income markets have caused and can continue to cause significant dislocations, illiquidity and volatility in the leveraged loan and bond markets, as well as in the wider global financial markets. To the extent portfolio companies and other issuers of the Fund’s portfolio investments participate in or have exposure to such markets, the results of their operations could be adversely affected. In addition, to the extent that such economic and market events and conditions reoccur, this would have a further adverse impact on the availability of credit to businesses generally. Global economic conditions could adversely impact the financial resources and credit quality of corporate and other borrowers in which the Fund invests and result in the inability of such borrowers to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, the Fund could suffer a partial or total loss of their investment in such borrowers, which would, in turn, have an adverse effect on the Fund’s returns. Such economic and market events and conditions also could restrict the ability of the Fund to sell or liquidate investments at favorable times or for favorable prices (although such events and conditions would not necessarily foreclose the Fund’s ability to hold such investments until maturity). It is possible that the value of the Fund’s investments will not generate expected current proceeds or appreciate as anticipated and could suffer a loss. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances can vary significantly.
The Fund will, from time to time, be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution could cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and could adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts regularly.
Illiquid and Long-Term Investments Risk.
Investment in the Fund requires a long-term commitment, with no certainty of return. A significant portion of the Fund’s investments generally are in private, illiquid securities, which are typically subject to restrictions on resale. There can be no assurance that the Fund will be able to generate returns for Shareholders, that the returns will be commensurate with the risks of investing in the type of transactions and issuers described herein or that the Adviser’s methodology for evaluating risk-adjusted return profiles for investments will achieve its objective. In some cases, the Fund will be legally, contractually or otherwise prohibited from selling certain investments for a period of time or otherwise be restricted from disposing of them, and illiquidity could also result from the absence of an established market for certain investments. The realizable value of an illiquid investment, at any given time, could be less than its intrinsic value. In addition, it is anticipated that certain types of investments made by the Fund will require a substantial length of time to liquidate. As a result, from time to time, the Fund will be unable to realize its investment objective by sale or other disposition at attractive prices or will otherwise be unable to complete any exit strategy.
The return of capital and the realization of gains, if any, from an investment by the Fund generally will occur only upon the partial or complete repayment or disposition of such investment, as to which there can be no certainty. The Fund’s investments are speculative in nature and there can be no assurance that current income received by the Fund will be sufficient to service the Fund’s debt or that any investor will receive a return of his or her invested capital or any distribution from the Fund. While an investment can be sold or repaid at any time, this will occur typically a number of years after the investment is made, and investors should expect that they will not receive a return of their capital for a long period of time even if the Fund’s investments prove successful.
Certain investments by the Fund could be in securities that are or become publicly traded and are therefore subject to the risks inherent in investing in public companies (including new issues of securities). These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments. In addition, in some cases the Fund could be prohibited by contract or other limitations from selling such securities for a period so that the Fund is unable to take advantage of favorable market prices. The Fund will likely not have the same access to information in connection with investments in public companies, either when investigating a potential investment or after making an investment, as with investments in private companies. Furthermore, it can be expected from time to time that the Fund will be limited in its ability to make investments, and to sell existing investments, in public or private companies because KKR could be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. Accordingly, there can be no assurance that the Fund will be able to make investments in public companies that the Adviser otherwise deems appropriate or, if it does, as to the amount it will so invest. Moreover, the inability to sell investments in public or private companies in these circumstances could materially adversely affect the investment results of the Fund. The Fund also invests in 144A securities, which investment is likely to raise many of the same issues and risks discussed above. It is possible that the Adviser, in its sole discretion, will decline to receive material nonpublic information in respect of a public company in which the Fund has invested that would otherwise be available to it to avoid being restricted from trading in securities issued by such public company or to avoid the Adviser or its affiliates being so restricted on behalf of other funds, vehicles or accounts sponsored, managed or advised by KKR or any of its affiliates. See “Conflicts of Interest.”
Asset-Backed Securities Risk.
The value of ABSs like that of traditional fixed-income instruments, typically increases when interest rates fall and decreases when interest rates rise. However, ABSs differ from traditional fixed-income instruments because of their potential for prepayment. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets.
Mortgage-Backed Securities Risk.
In addition to the risks associated with other ABSs as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they could lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities can be issued by governments or their agencies and instrumentalities, such as, in the United States, the Government National Mortgage Association (“Ginnie Mae”), Fannie Mae and Freddie Mac. They can also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities can be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.
Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools could be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund will, from time to time, invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is
greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans (including through participations, assignments, originations and whole loans). Market factors adversely affecting mortgage loan repayments include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
Structured Products Risk.
Holders of Structured Products, such as credit-linked notes, bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
Structured Products are subject to the normal interest rate, default and other risks associated with fixed-income securities and asset-backed securities. Additionally, the risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the Structured Product or other asset-backed security in which the Fund invests. The Fund generally has the right to receive payments only from the Structured Product, and generally does not have direct rights against the issuer or the entity that sold the underlying collateral assets. Such collateral could be insufficient to meet payment obligations and the quality of the collateral might decline in value or default. Also, the class of the Structured Product could be subordinate to other classes, values could be volatile, and disputes with the issuer could produce unexpected investment results. While certain Structured Products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in Structured Products generally pay their share of the Structured Product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying Structured Products will rise or fall, these prices (and, therefore, the prices of Structured Products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a Structured Product uses shorter-term financing to purchase longer term securities, the issuer could be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which could adversely affect the value of the Structured Products owned by the Fund.
Structured Products issue classes or “tranches” that offer various maturity, risk and yield characteristics. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. If there are defaults or the Structured Product’s collateral otherwise underperforms, scheduled payments to more senior tranches take precedence over those of subordinate tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a Structured Product typically has higher ratings and lower yields than its underlying securities and could be investment grade. Despite the protection from the subordinate tranches, more senior tranches of structured products can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to Structured Product securities as a class.
In addition to the general risks associated with debt securities discussed herein, Structured Products carry additional risks, including, but not limited to the risk that: (i) distributions from collateral securities might not be adequate to make interest or other payments; (ii) the collateral could default or decline in value or be downgraded, if rated by a NRSRO; (iii) the Fund is likely to invest in tranches of Structured Products that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) there will be no readily available secondary market for Structured Products; (vii) technical defaults, such as coverage test failures, could result in forced liquidation of the collateral pool; and (viii) the Structured Product’s manager could perform poorly.
Typically, Structured Products are privately offered and sold, and thus, are not registered under the securities laws and can be thinly traded or have a limited trading market. As a result, investments in Structured Products could be characterized as illiquid investments and could have limited independent pricing transparency. However, an active dealer market could exist for Structured Products that qualify under the Rule 144A “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers, and such Structured Products could be characterized by the Fund as liquid investments.
Fixed-Income Instruments Risk.
The Fund invests in loans and other types of fixed-income instruments and securities. Such investments are secured, partially secured or unsecured, can be unrated and, whether or not rated, can have speculative characteristics. The market price of the Fund’s investments changes in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. These risks are more pronounced in a changing interest rate environment. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk.
From time to time, the obligor of a fixed-income instrument will not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner will be affected by, among other factors, its cash flow. Commercial bank lenders could be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements.
Interest Rate Risk.
The Fund’s investments expose the Fund to interest rate risks, meaning that changes in prevailing market interest rates could negatively affect the value of such investments. Factors that can affect market interest rates include, without limitation, inflation, slow or stagnant economic growth or recession, unemployment, money supply, governmental monetary policies, international disorders and instability in U.S. and
non-U.S.
financial markets. The Fund expects that it will periodically experience imbalances in the interest rate sensitivities of its assets and liabilities and the relationships of various interest rates to each other. In a changing interest rate environment, the Adviser might not be able to manage this risk effectively. If the Adviser is unable to manage interest rate risk effectively, the Fund’s performance could be adversely affected.
Senior Loans Risk.
Senior Loans hold the most senior position in the capital structure of a Borrower. Senior Loans in most circumstances are fully collateralized by assets of the Borrower. Thus, they are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders. Substantial increases in interest rates could cause an increase in loan defaults as Borrowers might lack resources to meet higher debt service requirements. The value of the Fund’s assets could also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting Borrowers generally. Moreover, the security for the Fund’s investments in secured debt might not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund might not have priority over other creditors as anticipated.
Senior Loans usually include restrictive covenants, which must be maintained by the Borrower. The Fund will, from time to time, have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by the Borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, although having a stated term, can be prepaid, often without penalty. The rate of such prepayments will be affected by, among other things, general business and economic conditions, as well as the financial status of the Borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.
Senior Loans typically are secured by pledges of collateral from the Borrower in the form of tangible and intangible assets. In some instances, the Fund invests in Senior Loans that are secured only by stock of the Borrower or its subsidiaries or affiliates. The value of the collateral could decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.
Senior Loans generally are not registered with the SEC or any state securities commission and are not listed on any national securities exchange. There is less readily available or reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the 1933 Act or registered under the Exchange Act. No active trading market exists for some Senior Loans, and some Senior Loans are subject to restrictions on resale. A secondary market could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could impair the Fund’s ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, at times, the Fund will not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund will, from time to time, have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

During periods of limited supply and liquidity of Senior Loans, the Fund’s yield could be lower. See “Risks—Below Investment Grade Instruments Risk.”
If legislation or government regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund will be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.
Credit Risk.
The Fund’s debt investments are subject to the risk of
non-payment
of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment
would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
The Fund will, from time to time, invest in investments that the Adviser believes are secured by specific collateral, the value of which exceeds the principal amount of the investments at the time of initial investment. There can be no assurance, though, that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment will be released without the consent of the Fund. The Fund, from time to time, also invests in high yield instruments and other unsecured investments, each of which involves a higher degree of risk than Senior Loans. The Fund’s right to payment and its security interest, if any, could be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments will have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment could be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable could operate, or expect to operate, at a loss or have significant variations in operating results, could require substantial additional capital to support their operations or maintain their competitive position or could otherwise have a weak financial condition or be experiencing financial distress.
Subordinated and Unsecured or Partially Secured Loans Risk.
The Fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than Senior Loans of the same borrower.
Mezzanine Securities Risk.
The Fund expects most of its mezzanine securities and other investments, if any, to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which could be secured. Although the securities and other investments could benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and could benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms might not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that arise with respect to collateral securing the obligations.
Risk of Investments in Companies in Regulated Industries.
Certain industries are heavily reg
ul
ated. To the extent that the Fund makes investments in industries that are subject to greater amounts of regulation than other industries generally, these portfolio companies would pose additional risks relative to investments in other companies. Changes in applicable laws or regulations, or in the interpretations of these laws and regulations, could result in increased compliance costs or the need for additional capital expenditures. If a portfolio company fails to comply with these requirements, it could also be subject to civil or criminal liability and the imposition of fines. Portfolio companies also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such issuer. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and governments could be influenced by political considerations and make decisions that adversely affect a portfolio company’s business. Additionally, certain portfolio companies could have a unionized workforce or employees who are covered by a collective bargaining agreement, which could subject any such issuer’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a portfolio company’s operations and profitability could suffer if it experiences labor relations problems. Upon the expiration of any such portfolio company’s collective bargaining agreements, it could be unable to negotiate new collective bargaining agreements on terms favorable to it, and its business operations at one or more of its facilities could be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. A work stoppage at one or more of any such portfolio company’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally could bring scrutiny and attention to the Fund itself, which could adversely affect the Fund’s ability to implement its investment objective.
Risk of Investments in the Airline Industry.
The Fund will, from time to time, make equity, debt or hybrid investments in companies that acquire financial and/or hard assets in the airline industry. The airline industry is cyclical and highly competitive. Airlines and related companies could be affected by political or economic instability, terrorist activities, changes in national policy, competitive pressures on certain air carriers, fuel prices and shortages, labor stoppages, insurance costs, recessions, world health issues and other political or economic events adversely affecting world or regional trading. For example, the airline industry was particularly affected by the reduction in travel resulting from the
COVID-19
outbreak and related travel restrictions. Additionally, the airline industry is highly sensitive to general economic trends, and any downturn in the global economy or in the relevant local economy could adversely affect results
of operations and financial conditions. The airline industry is subject to significant regulation, including increasing environmental regulations that could lead to increased costs and affect profitability.
Risk of Investments in the Shipping Industry.
The Fund will, from time to time, make equity, debt or hybrid investments in companies that acquire financial and/or hard assets in the shipping industry, which are subject to, among others, the following risks, which might not be insurable: (i) extensive and changing safety, environmental protection and other international, national, state and local governmental laws, regulations, treaties and conventions in force in international waters, the jurisdictional waters of the countries in which a shipping company’s vessels operate, as well as the countries of such vessels’ registration, compliance with which could require ship modifications and changes in operating procedure; (ii) risks associated with
non-U.S.
investments and force majeure risks (for example, international sanctions, embargoes, restrictions, nationalizations, and wars or acts of piracy or terrorist attacks and severe weather and natural disasters; see
“Risks—Non-U.S.
Securities Risk”); (iii) labor-related
risks; (iv) adverse changes in maintenance and other fixed costs and/or capital expenditure requirements; and (v) counterparty risks, including risks of adverse changes affecting chartering agreements from which a shipping company derives income. Additionally, for example, the shipping industry and ports globally were significantly impacted by the global decline in demand for goods that accompanied the
COVID-19
outbreak.
Risk of Investments in Technology Industries.
The Funds could, from time to time, make investments in issuers involved in the technology industry. The technology industry is challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, changing consumer preferences, short product life cycles, services and/or improvements in existing products or services. Any relevant issuer will compete in this volatile environment. There is no assurance that products or services sold by such issuer will not be rendered obsolete or adversely affected by competing products and services or that the issuer will not be adversely affected by other challenges. Moreover, competition can result in significant downward pressure on pricing.
Energy-Related Investments Risk.
The Fund will, from time to time, invest in debt related securities of the energy industry. Electric generation and transmission, as well as oil, natural gas, and coal storage, handling, processing and transportation, are typically regulated to varying degrees. In addition to restrictions imposed by environmental regulators, statutory and regulatory requirements include those imposed by energy, zoning, land use, safety, labor and other regulatory or political authorities. It is possible that changes to applicable regulations or regulatory practice could have adverse consequences for an investment of the Fund.
Ordinary operation or the occurrence of an accident, with respect to an energy asset, could cause major environmental damage, which could result in significant financial distress to such asset. Certain environmental laws and regulations require that an owner or operator of an energy asset address prior environmental contamination, which could involve substantial cost. As a result, certain of the Fund’s investments in the energy sector could be exposed to substantial risk of loss from environmental claims. Furthermore, changes in environmental laws or regulations or the environmental condition of an energy investment could create liabilities that did not exist at the time of the investment by the Fund and that could not have been foreseen. Community and environmental groups might protest about the development or operation of energy assets, which could induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on the issuer of a portfolio investment. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements particularly affect companies in the power and energy industry.
Additionally, for example, the
COVID-19
outbreak and the resulting slowdown in economic activity reduced the demand for various natural resources, including oil, and increased the price volatility of natural resources and companies within the energy industry. Companies in the energy industry were adversely impacted by the reduced demand and by price competition among key oil producing countries.
Real Estate Investments Risk.
The Fund will, from time to time, make investments for which real estate is a significant portion of the investment’s asset base or value, including real estate investment trusts. Real estate values are affected by a number of factors, including changes in the general economic climate, local conditions (such as an oversupply of or a reduction in demand for real estate), the quality and philosophy of management, competition based on rental rates, attractiveness and location of the properties, financial condition of tenants, buyers and sellers or properties, quality of maintenance, insurance and management services and changes in operating costs. Real estate values are also affected by and sensitive to factors such as government regulations (including those governing usage, improvements, zoning and taxes), interest rate levels, the availability of financing and potential liability under changing environmental and other laws.
Real estate assets generally will be subject to the risks incident to the ownership and operation of real estate and real estate-related assets and/or risks incident to the making of nonrecourse mortgage loans secured by real estate, including risks associated with both the domestic and international general economic climates; local real estate conditions; risks due to dependence on cash flow; risks and operating problems arising out of the absence of certain construction materials; changes in supply of, or demand for, competing properties in an area (as a result, for instance, of overbuilding); the financial condition of tenants, buyers and sellers of properties; changes in availability of debt financing; energy and supply shortages; changes in the tax, real estate, environmental and zoning laws and regulations; various uninsured or uninsurable risks; natural disasters; and the ability of the Fund or third-party borrowers to manage the real properties. The Fund could incur the burdens of ownership of real property, which include the paying of expenses and taxes, maintaining such property and any improvements thereon, and ultimately disposing of such property.
The Fund invests in a real estate asset on a passive basis, giving a third-party operating partner and/or property manager a large degree of authority and responsibility for daily management of the assets and, therefore, will, in large part, be dependent on the ability of third parties to successfully operate the underlying real estate assets. There is no assurance that there will be a ready market for resale of investments because investments in real estate generally are not liquid; holding periods accordingly are difficult to predict, particularly as business plans can be revised to adapt to changing economic, business and financial conditions.
Significant expenditures associated with real estate assets, such as mortgage payments, real estate taxes and maintenance costs, are generally not reduced when circumstances cause a reduction in income from the assets.
The insurance coverage applicable to real estate assets contains policy specifications and insured limits customarily carried for similar properties, business activities and markets. There could be certain losses, including losses from floods and losses from earthquakes, acts of war, acts of terrorism or riots, that are not generally insured against or that are not generally fully insured against because it is not deemed to be economically feasible or prudent to do so. If an uninsured loss or a loss in excess of insured limits occurs with respect to a real estate asset, the Fund could experience a significant loss and could potentially remain obligated under any recourse debt associated with the property.
Under various U.S., state and local laws, ordinances and regulations, a current or previous owner, developer or operator of real estate could be liable for the costs of removal or remediation of certain hazardous or toxic substances at, on, under or in its property. The costs of removal or remediation of such substances could be substantial. Such laws often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of such hazardous substances. The Fund attempts to assess such risks as part of their due diligence activities but cannot give any assurance that such conditions do not exist or might not arise in the future. The presence of such substances on the real estate assets could adversely affect the ability to sell such investments or to borrow using such assets as collateral.
Certain loans acquired or made by the Fund could be secured by real estate. To the extent the Fund needs to foreclose on such loans, the Fund could, directly or indirectly, own such real estate and would be subject to the risks incident to the ownership and operation of real estate.
From time to time, real estate loans or participation interests therein acquired by the Fund will at the time of their acquisition be, or may become after acquisition, non-performing
for a wide variety of reasons. Such
non-performing
real estate loans could require a substantial amount of workout negotiations and/or restructuring, which could entail, among other things, a substantial reduction in the interest rate and a substantial write down of the principal of such loans. However, even if a restructuring were successfully accomplished, a risk exists that upon maturity of such real estate loan, replacement “takeout” financing will not be available. Purchases of participations in real estate loans raise many of the same risks as investments in real estate loans and also carry risks of illiquidity and lack of control.
The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan including, without limitation, lender liability claims and defenses, even when such assertions have no basis in fact, in an effort to prolong the foreclosure action. In some jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower could have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and could result in disrupting ongoing leasing and management of the property.
Prepayment Risk.
Prepayment risk occurs when a debt investment held by the Fund can be repaid in whole or in part prior to its maturity. The amount of pre-payable
obligations in which the Fund invests from time to time will be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers are more likely to prepay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases the relevant investment at a premium, prepayments could result in a loss to the extent of the premium paid. If the Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which could be taxable as ordinary income to Shareholders. In a period of rising interest rates, prepayments of investments could occur at a slower than expected rate, creating maturity extension risk. This particular risk could effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Because the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than shorter-term investments, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an investment with prepayment features might not increase as much as that of other fixed-income instruments, and, as noted above, changes in market rates of interest could accelerate or delay prepayments and thus affect maturities.
Derivatives Risk.
The Fund’s derivative investments have risks similar to its underlying asset and may have additional risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments will be greater than the gain in the value of the underlying asset, rate or index in the Fund’s portfolio; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; illiquidity of the derivative investments; risks arising from margin and settlement obligations; and risks arising from mispricing or valuation complexity. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund could experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain derivatives may give rise to a form of leverage, which magnifies the potential for gain and the risk of loss.
The counterparty risk for cleared derivative transactions is generally lower than for uncleared OTC derivatives because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. Exchange trading will generally increase market transparency and liquidity but could cause the Fund to incur increased expenses. In addition, depending on the size of the Fund and other factors, the margin required under the rules of a clearing house and by a clearing member could be in excess of the collateral required to be posted by the Fund to support its obligations under a similar OTC derivative transaction. However, the CFTC, SEC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared OTC derivative transactions which could result in the Fund and its counterparties posting higher margin amounts for uncleared OTC derivative transactions.

Certain of the derivative investments in which the Fund invests will, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which could result in lost opportunities for gain.
OTC derivatives generally are more difficult to purchase, sell or value than other investments. Although both OTC and exchange-traded derivatives markets can experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets can be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract could be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it could have to sell portfolio securities to meet settlement obligations and variation margin requirements at a time when it is disadvantageous to do so. The absence of liquidity generally would also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. OTC derivatives that are not cleared are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty could be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund might not receive the net amount of payments that it is contractually entitled to receive). In addition, the use of certain derivatives could cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).
Derivatives transactions also are subject to operational risk, including from documentation issues, settlement issues, system failures, inadequate controls, and human error, and legal risk, including risk of insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, in the United States the Dodd-Frank Act regulates the OTC derivatives market by, among other things, requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed
affiliate separate from the deposit-taking bank or divest them altogether.
Regulation of the derivatives market presents additional risks to the Fund and may limit the ability of the Fund to use, and the availability or performance, of such instruments. For instance, under Rule
18f-4,
a fund’s derivatives exposure is limited through a
value-at-risk
test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule
18f-4.
The Fund’s investments in regulated derivatives instruments, such as swaps, futures, forwards and options, are subject to maximum position limits established by the CFTC and U.S. and foreign futures exchanges. All accounts owned or managed by advisers, such as the Adviser, their principals and affiliates are generally combined for purposes of the position limit rules. In order to comply with the position limits established by the
CFTC and the relevant exchanges, the Adviser could in the future reduce the size of positions that would otherwise be taken for the Fund or not trade in certain markets on behalf of the Fund in order to avoid exceeding such limits. A violation of position limits by the Adviser could lead to regulatory action resulting in mandatory liquidation of certain positions held by the Adviser on behalf of the Fund. There can be no assurance that the Adviser will liquidate positions held on behalf of all the Adviser’s accounts in a proportionate manner or at favorable prices, which could result in substantial losses to the Fund. Such policies could affect the nature and extent of derivatives use by the Fund.
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund will, from time to time, invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally seeks to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.
Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2026. The clearing mandate is expected to result in the Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation which may affect the cost, terms and/or availability of cleared repo transactions.
Reverse Repurchase Agreements and Dollar Rolls Risk.
The use of reverse repurchase agreements and dollar rolls involve many of the same risks involved in the use of leverage, as the proceeds from reverse repurchase agreements and dollar rolls generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement or dollar roll will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement or dollar roll were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements and dollar roll transactions, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.
Swap Risk.
The Fund, from time to time, invests in credit default swaps, total return swaps, interest rate swaps and other types of swaps. Such transactions are subject to market risk, leverage risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk, operational risk, legal risk, and risk of imperfect correlation between the value of such instruments and the underlying assets and could involve commissions or other costs. See “Risks – Derivatives Risk.” The Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement. When buying protection under a credit default swap, the risk of market loss with respect to the swap generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. As a seller, the Fund would be incurring a form of leverage.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted rules enacting the provisions of the Dodd-Frank Act. New requirements, even if not directly applicable to the Fund, may affect the Fund’s ability to enter into certain swap agreements.
The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity, and it could be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity could also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.
Options and Futures Risk.
The Fund will, from time to time, use options and futures contracts and so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions can be effected on exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options can also be illiquid, and in such cases, the Fund could have difficulty closing out its position. OTC options can also include options on baskets of specific securities. Options and futures also are subject to derivatives risks more generally. See “Risks – Derivatives Risk.”
The Fund will, from time to time, purchase call and put options on specific securities and write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security.
The Fund might close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Engaging in transactions in futures contracts and options involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract or option at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading can be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.
A market could become unavailable if one or more exchanges were to stop trading options or it could become unavailable with respect to options on a particular underlying security if the exchanges stopped trading options on that security. In addition, a market could become temporarily unavailable if unusual events (e.g., volume exceeds clearing capability) were to interrupt normal exchange operations. If an options market were to become illiquid or otherwise unavailable, an option holder would be able to realize profits or limit losses only by exercising and an options seller or writer would remain obligated until it is assigned an exercise or until the option expires.
If trading is interrupted in an underlying security, the trading of options on that security is usually halted as well. Holders and writers of options will then be unable to close out their positions until options trading resumes, and they could be faced with considerable losses if the security reopens at a substantially different price. Even if options trading is halted, holders of options will generally be able to exercise them. However, if trading has also been halted in the underlying security, option holders face the risk of exercising options without knowing the security’s current market value. If exercises do occur when trading of the underlying security is halted, the party required to deliver the underlying security could be unable to obtain it, which could necessitate a postponed settlement and/or the fixing of cash settlement prices.
Counterparty and Prime Brokerage Risk.
Certain Fund investments will be exposed to the credit risk of the counterparties with which, or the dealers, brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. Changes in the credit quality of the companies that serve as the Fund’s prime brokers or counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships.
The Fund is subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s insolvency, the insolvency of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the insolvency of an exchange clearing house or the insolvency of any other counterparty. If a prime broker or counterparty becomes insolvent or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund could experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other insolvency proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. In the case of any such insolvency proceeding, the Fund might recover, even in respect of property specifically traceable to the Fund, only a pro rata share of all property available for distribution to all of the counterparty’s customers and counterparties. Such an amount could be less than the amounts owed to the Fund. It is possible that the Fund will obtain only a limited recovery or no recovery in such circumstances. Such events would have an adverse effect on the NAV of the Fund. Certain counterparties have general custody of, or title to, the Fund’s assets (including, without limitation, the Custodian). The failure of any such counterparty could result in adverse consequences to the NAV of the Fund.
Lender Liability Risk.
A number of U.S. judicial decisions have upheld judgments obtained by Borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the Borrower or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or Shareholders. Because of the nature of its investments, the Fund will, from time to time, be subject to allegations of lender liability.
In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a Borrower to the detriment of other creditors of such Borrower; (ii) engages in other inequitable conduct to the detriment of such other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors; or (iv) uses its influence as a stockholder to dominate or control a Borrower to the detriment of other creditors of such Borrower, a court might elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”
Because affiliates of, or persons related to, the Adviser will, at times, hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.
Borrower Fraud; Covenant-Lite Loans; Breach of Covenant.
The Fund seeks to obtain structural, covenant and other contractual protections with respect to the terms of its investments as determined appropriate under the circumstances. There can be no assurance that such attempts to provide downside protection with respect to its investments will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Some of the loans that the Fund originates or acquires could be “covenant-lite” loans, which possess fewer covenants that protect lenders than other loans or no such covenants whatsoever. Investments in covenant-lite loans will be particularly sensitive to the risks associated with loan investments. The Fund can invest without limit in covenant-lite loans. Of paramount concern in originating or acquiring the financing contemplated by the Fund is the possibility of material misrepresentation or omission on the part of borrower or other credit support providers or breach of covenant by such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan or otherwise realize on the investment. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable but cannot guarantee such accuracy or completeness.
Below Investment Grade Instruments Risk.
The Fund may, from time to time, invest in debt securities and instruments that are rated below investment grade by recognized rating agencies or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. Below investment grade securities (sometimes referred to as “junk” securities) could be considered speculative investments. Such securities and instruments are generally not exchange-traded and, as a result, trade in the OTC marketplace, which is less transparent than the exchange-traded marketplace. Investments in high yield instruments create exposure to a substantial degree of credit risk and interest rate risk. The market values of certain of these lower-rated and unrated debt investments could reflect individual corporate developments to a greater extent and tend to be more sensitive to economic conditions than those of higher-rated investments, which react primarily to fluctuations in the general level of interest rates. Companies that issue such securities are often highly leveraged and might not have available to them more traditional methods of financing. General economic recession or a major decline in the demand for products and services in which the borrower operates would likely have a materially adverse impact on the value of such securities and the ability of the issuers of such securities to repay principal and interest thereon, thereby increasing the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, could also decrease the value and liquidity of these high yield debt investments.
Rating Agency Risk.
Ratings agencies such as S&P, Fitch, Moody’s or other NRSROs provide ratings on debt securities based on their analyses of information they deem relevant. Ratings are opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an NRSRO’s decision to downgrade a security. Further, a rating agency may have a conflict of interest with respect to a security for which it assigns a particular rating if, for example, the issuer or sponsor of the security pays the rating agency for the analysis of its security, which could affect the reliability of the rating.
Because such credit ratings of the ratings agencies may not always reflect current conditions and events, the Adviser may supplement such credit ratings with its own independent and ongoing review of credit quality. Because of this, the Fund’s performance may depend in part on the Adviser’s own credit analysis.
Stressed and Distressed Investments Risk.
The Fund may, from time to time, invest in securities and other obligations of companies that are in significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments could result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund could lose its entire investment, could be required to accept cash or securities with a value less than the Fund’s original investment and/or could be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.
Risk of Investments in Highly Leveraged Companies.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments, a considerable portion of which could be secured and/or could be at floating interest rates). Such investments are inherently more sensitive to declines in revenues, competitive pressures and increases in expenses and interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors, such as downturns in the economy or deterioration in the condition of the issuers or their industries, and such companies could be subject to restrictive financial and operating covenants in more senior debt instruments and contracts that adversely impact the Fund’s investments. This leverage could result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged companies. If an issuer of the Fund’s portfolio investments cannot generate adequate cash flow to meet debt obligations, the issuer could default on its loan agreements or be forced into bankruptcy resulting in a restructuring of the company’s capital structure or liquidation of the company. Furthermore, to the extent issuers in which the Fund is invested have become insolvent, the Fund could determine, in cooperation with other debtholders or on its own, to engage, at the Fund’s expense, in whole or in part, counsel and other advisors in connection therewith. In addition to leverage in the capital structure of the issuer, the Fund can incur leverage. See “Risks—Leverage Risk.”
Distressed Debt, Litigation, Bankruptcy and Other Proceedings.
The Fund will, from time to time, be invested in debt securities and other obligations of companies that are experiencing significant financial or business distress. Investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time-consuming and expensive and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund.

From time to time, the Adviser will make investments for the Fund in companies involved in bankruptcy proceedings. There are a number of significant risks when investing in companies involved in bankruptcy proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing could have adverse and permanent effects on a company. Further, if the proceeding is converted to a liquidation, the liquidation value of the company might not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Certain claims, such as claims for taxes, wages and certain trade claims, could have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain investments of the Fund could be subject to federal bankruptcy law and state fraudulent transfer laws, which vary from state to state, if the debt obligations relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such debt obligations. If the debt is used for a buyout of Shareholders, this risk is greater than if the debt proceeds are used for day-to-day
operations or organic growth. If a court were to find that the issuance of the debt obligations was a fraudulent transfer or conveyance, the court could void or otherwise refuse to recognize the payment obligations under the debt obligations or the collateral supporting such obligations, further subordinate the debt obligations or the liens supporting such obligations to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the debt obligations or collateral. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund might not receive any repayment on the debt obligations.
Under certain circumstances, payments to the Fund could be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings could be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or recharacterize investments made in the form of debt as equity contributions.
Under the Bankruptcy Code, a lender that has inappropriately exercised control of the management and policies of a company that is a debtor under the Bankruptcy Code could have its claims against the company subordinated or disallowed or could be found liable for damages suffered by parties as a result of such actions. Such claims could also be disallowed or subordinated to the claims of other creditors if the lender (e.g., the Fund) (i) is found to have engaged in other inequitable conduct resulting in harm to other parties, (ii) intentionally takes action that results in the undercapitalization of a borrower, (iii) engages in fraud with respect to, or makes misrepresentations to other creditors, or (iv) uses its influence as a Shareholder to dominate or control a borrower to the detriment of other creditors of such borrower. The lender’s investment could also be recharacterized or treated as equity if it is deemed to be a contribution to capital, or if the lender attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. While the Fund attempts to avoid taking the types of action that would lead to the subordination, disallowance and liability described above, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them.
From time to time, the Fund seeks to place its representatives on the boards of certain companies in which the Fund has invested. The Fund could also invest in companies in which KKR and/or other KKR clients or accounts will have representatives on the boards of such companies. While such representation could enable the Fund to enhance the sale value of its debt investments in a company, such involvement (and/or an equity stake by the Fund, KKR or other KKR clients or accounts in such company) could also prevent the Fund from freely disposing of its debt investments and could subject the Fund to additional liability or result in recharacterization of the Fund’s debt investments as equity. The Fund attempts to balance the advantages and disadvantages of such representation when deciding whether and how to exercise its rights with respect to such companies, but the exercise of such rights could produce adverse consequences in particular situations.
Insofar as the Fund’s portfolio includes obligations of
non-U.S.
obligors, the laws of certain foreign jurisdictions could provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that might or might not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable
non-U.S.
laws) could adversely impact the Fund’s securities.
Convertible Securities Risk.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that can be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also could have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income instrument. Generally, the amount of the premium decreases as the convertible security approaches maturity. Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations.
Non-Controlling
Equity Investments; Investments in Equity Securities; Investments and Joint Ventures with Third Parties.
While the Fund intends to invest primarily in debt investments, it will, from time to time, also make non-controlling
equity investments and investments in equity and equity-linked securities. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Prices of equity securities fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders and are likely to have varying types of priority over holders of preferred and convertible stock. These risks could increase fluctuations in the Fund’s NAV. If the Fund’s investments in equity securities are incidental to the Fund’s investments in loans or fixed-income instruments, the Fund frequently could possess material non-public
information about a Borrower or issuer as a result of its ownership of a loan or fixed-income instrument of a Borrower or issuer. Because of prohibitions on trading in securities while in possession of material non-public
information, the Fund might be unable to enter into a transaction in a security of the Borrower or issuer when it would otherwise be advantageous to do so.

The Fund also could be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of convertible instruments or private placements, delivering marketable common stock upon conversions of convertible instruments and registering restricted securities for public resale. With respect to non-controlling
equity investments, the Fund could have a limited ability to protect its position in such investments.
From time to time, the Fund will also
co-invest
with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling
interests in certain investments in conjunction with participation by one or more third parties in such investment. As a co-investor,
the Fund could have interests or objectives that are inconsistent with those of the third-party partners or co-venturers.
Although the Fund might not have full control over these investments and, therefore, could have a limited ability to protect its position therein, the Adviser expects that appropriate rights will be negotiated to protect the Fund’s interests. Nevertheless, such investments can involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer
could have financial difficulties resulting in a negative impact on such investment, could have economic or business interests or goals which are inconsistent with those of the Fund, or could be in a position to take (or block) action in a manner contrary to the Fund’s investment objective or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers
could opt to liquidate an investment at a time during which such liquidation is not optimal for the Fund. In addition, the Fund could in certain circumstances be liable for the actions of its third-party partners or co-venturers.
In those circumstances where such third parties involve a management group, such third parties could receive compensation arrangements relating to such investments, including incentive compensation arrangements. Additionally, the Fund’s joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the 1940 Act.
U.S. Government Debt Securities Risk.
U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund will for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. In 2008, FHFA placed Fannie Mae and Freddie Mac into conservatorship. As conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not lose value or default. Any Fund investments issued by Federal Home Loan Banks and Fannie Mae could ultimately lose value.
Non-U.S.
Securities Risk.
The Fund invests in securities or other instruments, including secured loans and unsecured loans, of
non-U.S.
issuers or Borrowers. Such investments involve certain factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and
non-U.S.
securities markets, including potential price volatility in and relative illiquidity of some
non-U.S.
securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital (possibly requiring government approval);
expropriation or confiscatory taxation; higher rates of inflation; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of foreign taxes on income and gains recognized with respect to securities and other assets. Economic sanctions and other similar governmental actions or developments could, among other things, restrict or eliminate the Fund’s ability to purchase or sell certain
non-U.S.
securities or other instruments, and the Fund may be forced to sell or otherwise dispose of
non-U.S.
securities or other instruments at inopportune times or prices. Because
non-U.S.
securities could trade on days when the Fund’s Shares are not priced, the Fund’s NAV could change at times when Shares cannot be sold.
Foreign Currency Risk.
Investments made by the Fund, and the income received by the Fund with respect to such investments, will, from time to time, be denominated in various
non-U.S.
currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values could adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. The Fund will, from time to time, enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests are subject to risks relating to changes in currency values, as described above. If a portfolio company suffers adverse consequences as a result of such changes, the Fund could also be adversely affected as a result.
Eurozone Risk.
The Fund will, from time to time, invest in European companies and companies that have operations that are affected by the Eurozone economy. For example, concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of certain countries’ sovereign debt have given rise to new concerns about sovereign defaults, following the vote by the UK to leave the EU. Sovereign debt defaults and EU and/or Eurozone exits, generally, could have material adverse effects on investments by the Fund in European companies, including but not limited to the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in the Euro and wider economic disruption in markets served by those companies, while austerity and other measures introduced in order to limit or contain these issues could themselves lead to economic contraction and resulting adverse effects for the Fund. It is possible that a number of the Fund’s securities will be denominated in the Euro. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in companies in affected countries) could also have material adverse effects on the Fund.
On January 31, 2020, the UK officially withdrew from the EU (commonly referred to as “Brexit”). On December 24, 2020, the UK and EU announced a preliminary trade agreement and security deal, which took effect January 1, 2021. Brexit could impact the Fund and its investments (and their underlying issuers) in a variety of ways, not all of which are currently readily apparent. The UK, EU and broader global economy may experience substantial volatility in foreign exchange markets and a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact Fund returns. The Fund will, from time to time, invest in portfolio companies and other issuers with significant operations and/or assets in the UK, any of which could be adversely impacted by any new legal, tax and regulatory environment, whether by increased costs or impediments to the implementation of their business plan. Such events could result from, among other things, increased uncertainty and volatility in financial markets; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded or listed within the UK, the EU or elsewhere; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. There is still significant uncertainty regarding the potential consequences of Brexit.
Brexit also may cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. The effects on the UK, European and global economies of the exit of the UK (and/or other EU members) from the EU, or the exit of other EU members from the European monetary area and/or the redenomination of financial instruments from the Euro to a different currency, are difficult to predict and to protect fully against. Many of the foregoing risks are outside of the control of the Fund and the Adviser. These risks could affect the Fund, the Adviser and other service providers given economic, political and regulatory uncertainty created by Brexit.
LIBOR Replacement and Floating Rate Benchmark Risk.
LIBOR was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative
basis, all such synthetic LIBOR settings are expected to be discontinued by September 30, 2024. When publication of applicable synthetic LIBOR settings ceases, any still outstanding loans, notes, derivatives and other instruments or investments using such setting of synthetic LIBOR are expected to transition to alternative floating rate benchmarks. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. As a result of legislative mechanisms and industry-wide efforts to replace LIBOR with alternative floating-rate benchmarks, LIBOR has been replaced in many loans, notes, derivatives and other instruments or investments. Certain instruments in which the Fund invests may continue to pay interest at floating rates based on synthetic LIBOR or are subject to interest caps or floors based on synthetic LIBOR. The Fund and/or certain issuers of instruments in which the Fund invests may have also obtained financing at floating rates based on synthetic LIBOR. Certain derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund invests may also continue to reference synthetic LIBOR. It is possible that the Fund will also utilize leverage or borrowings which continue to be based on synthetic LIBOR. As a result, synthetic LIBOR may be relevant to, and directly affect, the Fund’s performance.
While some instruments contemplated a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments had such provisions. Instruments that included robust fallback provisions to facilitate the transition from LIBOR to an alternative floating rate benchmark may have also included adjustments that do not adequately compensate the holder for the different characteristics of the alternative reference rate. The result may be that the fallback provision resulted in a value transfer from one party to the instrument to the counterparty. Additionally, because such provisions may differ across instruments (e.g., hedges versus cash positions hedged), LIBOR’s replacement may give rise to basis risk and render hedges less effective. In many cases, in the event that an instrument falls back to an alternative floating rate benchmark, including the Secured Overnight Financing Rate (“SOFR”) or any reference rate based on SOFR, the alternative reference rate will not perform the same as LIBOR because the alternative reference rates do not include a credit sensitive component in the calculation of the rate. SOFR is based on a secured lending markets in U.S. government securities and does not reflect credit risk in the inter-bank lending market in the way that LIBOR did.
Although the transition process away from LIBOR has become generally well-defined, there remains uncertainty regarding the nature of alternative floating rate benchmarks, the continued utilization of synthetic LIBOR and the remaining work to be done in connection with the LIBOR transition. LIBOR’s replacement could lead to significant short-term and long-term uncertainty and market instability. Developments around LIBOR’s replacement or the adoption of alternative floating rate benchmarks, including SOFR and reference rates based on SOFR, could negatively impact financial markets in general and present heightened risks, including with respect to the Fund’s investments. No single alternative floating rate benchmark has replaced LIBOR and neither synthetic LIBOR nor any alternative floating rate benchmarks (including SOFR and reference rates based on SOFR) perform in the same way that LIBOR did, which may further impact the Fund’s investments. As a result of this uncertainty and developments relating to the transition process, the Fund and its investments may be adversely affected.
Legal and Regulatory Risk.
Legal and regulatory changes could occur that would materially adversely affect the Fund. The regulation of the U.S. and
non-U.S.
securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change could continue. It is unknown in what form, when and in what order significant regulatory initiatives will be implemented or the impact any such implemented regulations will have on the Fund, the markets or instruments in which the Fund invests or the counterparties with which the Fund conducts business. The effect of regulatory change on the Fund, while impossible to predict, could be substantial, adverse and potentially limit or completely restrict the ability of the Fund to implement its investment strategy or increase the costs of using certain instruments or make them less effective. In addition, the practice of short selling has been the subject of numerous temporary restrictions, and similar restrictions could be promulgated at any time. Such restrictions could adversely affect the returns of the Fund.
Event Driven Investing Risk.
The Fund will, from time to time, invest in companies in expectation of a specific event or catalyst, which could be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a future capital markets event). Such event-driven investing requires the investor to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of the Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company might not be valued as highly by the market as the Adviser had anticipated, resulting in losses. In addition, a company could announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made.
Valuation Risk.
The valuation of the Fund’s investments generally carries more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes could lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund will, from time to time, be subject to the risk that when an investment is sold in the market, the amount received by the Fund is less than the value of such investment carried on the Fund’s books. In addition, when an investor purchases or tenders shares, the investor may receive fewer or more shares or lower or higher tender proceeds than they would have received if the instruments had not been fair valued or if the Fund had employed an alternative valuation method. It is expected that most of the Fund’s investments will not have readily available market quotations, which will require the Fund to fair value, in accordance with the Fund’s valuation policies, such investments on the valuation date. Fair value pricing is based on subjective judgments. In addition, the Fund may engage third-party valuation agents to assist in valuing certain investments. An investment may not have a readily ascertainable market value and accordingly, could potentially make it difficult to determine a fair value of an investment and may yield an inaccurate valuation. Further, because of the Adviser’s knowledge of the investment, the valuation agent may take into account the Adviser’s input even where such input may not be accurate or the determination thereof involved a conflict of interest.
Liquidity Risk.
The Fund intends to invest without limit in securities that, at the time of investment, are illiquid. The Fund, from time to time, also invests in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities can be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which could adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets, and the Adviser’s judgment will play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities could restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, could have to cause such security to be registered. A considerable period could elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.
Some loans and fixed-income instruments are not readily marketable and could be subject to restrictions on resale. Loans and fixed-income instruments might not be listed on any national securities exchange and no active trading market might exist for certain of the loans and fixed-income instruments in which the Fund invests. Where a secondary market exists, the market for some loans and fixed-income instruments could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals, changes in market, political or other relevant circumstances, could cause some loans and fixed-income instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.
Inflation/Deflation Risk.
Inflation risk is the risk that the intrinsic value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline.
Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.
Investment Companies Risk.
The Fund will, from time to time, invest in securities of ETFs and other closed-end
funds. Investments in ETFs and
closed-end
funds are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF or closed-end
fund holds. ETFs are also subject to certain additional risks, including, without limitation, the risk that their prices might not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades. Shares of ETFs and closed-end
funds at times trade at a premium or discount to their NAV because the supply and demand in the market for their shares at any point in time might not be identical to the supply and demand in the market for their underlying securities. Some ETFs and closed-end
funds are highly leveraged and therefore would subject the Fund to the additional risks associated with leverage. See “Risks—Leverage Risk.” In addition, the Fund will bear, along with other Shareholders of an investment company, its pro rata portion of the investment company’s expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund’s expenses, Shareholders also indirectly bear similar expenses of an investment company.
Conflicts of Interest Risk.
The Adviser will experience conflicts of interest in connection with the management of the Fund, relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services provided by the Adviser and its affiliates to issuers in which the Fund invests; investments by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to the Fund versus other clients; and the Adviser’s use of information gained from issuers in the Fund’s portfolio to aid investments by other clients, subject to applicable law.
In addition, the Adviser’s investment professionals will, from time to time, acquire confidential or material, non-public
information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit the Adviser’s ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund. In addition, holdings in the securities of an issuer by the Adviser or its affiliates will affect the ability of the Fund to make certain acquisitions of, or enter into certain transactions with, such issuer. From time to time, broker-dealers and investment advisers affiliated with the Adviser will also acquire confidential or material non-public
information concerning entities in which the Fund has invested or proposes to invest, which could restrict the Adviser’s ability to buy or sell (or otherwise transact in) securities of such entities, thus limiting investment opportunities or exit strategies available to the Fund. See “Conflicts of Interest.”
Uncertain Tax Treatment.
The Fund will, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, OID or market discount, when and to what extent deductions can be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues are addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.
Complex Transactions/Contingent Liabilities/Guarantees and Indemnities.
The Adviser pursues certain complex investment opportunities for the Fund, which could involve substantial business, regulatory or legal complexity. Such complexity presents risks, as such transactions can be more difficult, expensive and time-consuming to finance and execute; it can be more difficult to manage or realize value from the assets acquired in such transactions; and such transactions sometimes entail a higher level of regulatory scrutiny or a greater risk of contingent liabilities. Additionally, in connection with certain transactions, the Fund is required to make representations about the business and financial affairs of a portfolio company, provide guarantees in respect of payments by portfolio companies and other third parties and provide indemnities against losses caused by portfolio companies and other third parties. The Fund will, from time to time, also be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements could result in the incurrence of contingent liabilities by the Fund, even after the disposition of an investment and ultimately in material losses.
Availability of Investment Opportunities; Competition.
The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser for the Fund is highly competitive and involves a significant degree of uncertainty.
The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities could increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition could adversely affect the terms upon which investments can be made by the Fund. Moreover, transaction sponsors unaffiliated with the Fund or KKR could be reluctant to present investment opportunities to the Fund because of its affiliation with KKR. There can be no assurance that the Adviser will be able to locate and complete investments which satisfy the Fund’s primary investment objective or to realize upon their values.
Dependence on Key Personnel Risk.
The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser’s professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.
The Adviser’s principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the
Adviser’s relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser’s principals were to join or form a competing firm, the Fund’s results and financial condition could suffer.
Material Risks of Significant Methods of Analysis.
The Adviser seeks to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser relies on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process can at times be subjective with respect to companies for which only limited information is available. Accordingly, the Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that could be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results could vary significantly from the projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith could, due to various risks and uncertainties including those described herein, differ materially from actual results.
Market Developments.
Periods of market volatility remain, and could continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. Instability in the credit markets could make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities could be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.
For example, certain Borrowers could, due to macroeconomic conditions, be unable to repay secured loans. A Borrower’s failure to satisfy financial or operating covenants imposed by lenders could lead to defaults and, potentially, termination of the secured loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the Borrower’s ability to meet its obligations under its debt securities. The Fund will, from time to time, incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting Borrower. In addition, if one of the Borrowers were to commence bankruptcy proceedings, even though the Fund will have structured its interest as senior debt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt holding and subordinate all or a portion of its claim to that of other creditors. Adverse economic conditions also could decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. A recession could lead to financial losses in our portfolio and a decrease in revenues, net income and the value of the Fund’s assets.
These developments could increase the volatility of the value of securities owned by the Fund. These developments also could make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. These developments also could adversely affect the broader economy, which in turn could adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, leading to lower credit ratings of the issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the NAV of the Shares.
Market Disruptions from Natural Disasters or Geopolitical Risks.
Political instability, the ongoing epidemics of infectious diseases in certain parts of the world, terrorist attacks in the United States and around the world, natural disasters, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, or the exit or potential exit of one or more countries from the EU (such as the UK) or the European Economic and Monetary Union, among others, could result in market volatility, could have long term effects on the
United States and worldwide financial markets, and could cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the economy and securities markets.
Government Intervention in the Financial Markets.
During the global financial crisis, the U.S. government took a number of actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The U.S. government took certain similar actions during the
COVID-19
outbreak. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations could take additional actions that affect the regulation of the securities or Structured Products in which the Fund invests, or the issuers of such securities or Structured Products, in ways that are unforeseeable. Borrowers under secured loans held by the Fund could seek protection under the bankruptcy laws. Legislation or regulation could also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. The Adviser monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate could vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover could result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. A high portfolio turnover could increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “Tax Considerations.”
Duration Risk.
Duration is the sensitivity, expressed in years, of the price of a fixed income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Risks Relating to Fund’s RIC Status.
To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income,
asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in stock or other securities and currencies. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter could result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times and could result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt
income (if any) to its Shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify
as a RIC.

RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund will have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund will, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its Shareholders could receive larger capital gain distributions than they would in the absence of such transactions.
Cybersecurity Risks.
Increased reliance on internet-based programs and applications to conduct transactions and store data creates growing operational and security risks. Targeted cyber-attacks or accidental events can lead to breaches in computer and data systems security, and subsequent unauthorized access to sensitive transactional and personal information held or maintained by KKR, its affiliates, and third-party service providers or counterparties. Any breaches that occur could result in a failure to maintain the security, confidentiality, or privacy of sensitive data, including personal information relating to investors and the beneficial owners of investors, and could lead to theft, data corruption, or overall disruption in operational systems. Criminals could use data taken in breaches in identity theft, obtaining loans or payments under false identities and other crimes that have the potential to affect the value of assets in which the Fund invests. These risks have the potential to disrupt KKR’s ability to engage in transactions, cause direct financial loss and reputational damage or lead to violations of applicable laws related to data and privacy protection and consumer protection. Cybersecurity risks also necessitate ongoing prevention and compliance costs.
Artificial Intelligence and Machine Learning Developments Risk
. Recent technological advances in artificial intelligence and machine learning technology (collectively, “Machine Learning Technology”), including OpenAI’s release of its ChatGPT application, pose risks to KKR, the Fund and the Fund’s portfolio companies. While KKR could utilize Machine Learning Technology in connection with its business activities, including investment activities, KKR continues to evaluate and adjust internal policies governing use of Machine Learning Technology by its personnel. Notwithstanding any such policies, KKR personnel, senior advisors, industry advisors, executives and other associated persons of the KKR group or any KKR affiliates could, unbeknownst to KKR, utilize Machine Learning Technology in contravention of such policies. KKR, the Fund and the Fund’s portfolio companies could be further exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties, whether or not known to KKR, also use Machine Learning Technology in their business activities. KKR will not be in the position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided.
Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public
information)—either by third parties in contravention of
non-disclosure
agreements, or by KKR personnel or the aforementioned KKR advisors and affiliates in contravention of KKR’s policies—into Machine Learning Technology applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Machine Learning Technology applications and users.
Independent of its context of use, Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that KKR, the Fund or the Fund’s portfolio companies are exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could have adverse impacts on KKR, the Fund or the Fund’s portfolio companies.
Machine Learning Technology and its applications, including in the financial sector, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.
Private and Middle Market Companies Risk.
The Fund will, from time to time, acquire loans from issuers, including, but not limited to, private and middle-market companies, which involve a number of particular risks that might not exist in the case of large public companies, including:

•
these companies could have limited financial resources and limited access to additional financing, which could increase the risk of their defaulting on their obligations, leaving creditors dependent on any guarantees or collateral they have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information might not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations; and

•
the frequency and volume of the trading of these companies generally is substantially less than is typical of larger companies and as such it could be more difficult for the Fund to exit the investment in the company at its then fair value.

Risks Arising from Purchases of Debt on a Secondary Basis.
The Fund will, from time to time, invest in loans and debt securities acquired on a secondary basis. The Fund is unlikely to be able to negotiate the terms of such debt as part of its acquisition and, as a result, these investments might not include some of the covenants and protections the Fund would generally seek. Even if such covenants and protections are included in the investments held by the Fund, the terms of the investments could provide portfolio companies substantial flexibility in determining compliance with such covenants. In addition, the terms on which debt is traded on the secondary market could represent a combination of the general state of the market for such investments and either favorable or unfavorable assessments of particular investments by the sellers thereof.
Zero Coupon and PIK Bonds Risk.
Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.
Non-Diversified
Fund Risk
. The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means that the Fund is not subject to limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.
Leverage Risk
.
Use of leverage creates an opportunity for increased income and return for Shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV of, and distributions on, the Shares. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. Leverage can magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage can cause greater changes in the Fund’s NAV, which will be borne entirely by the Shareholders.

The 1940 Act generally limits the extent to which the Fund is able to use borrowings, together with any other senior securities representing indebtedness, to 33 and 1/3% of the Fund’s assets under management at the time used.
The Fund may also enter into derivative and similar transactions for hedging or investment purposes that may represent a form of economic leverage and will create risks. The potential loss on derivative instruments can be substantial relative to the initial investment therein. The SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk
(“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception. When the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio as discussed below or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the “limited derivatives users” exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. SEC guidance in connection with the new rule regarding the use of securities lending collateral may limit the Fund’s securities lending activities. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
Limitations on Transfer and Liquidity Risks
.
No Shareholder will be permitted to transfer its Shares without the consent of the Fund. The transferability of Shares will be subject to certain restrictions contained in the Declaration of Trust and will be affected by restrictions imposed under applicable securities laws. No market currently exists for the Shares, and the Fund contemplates that one will not develop. Shareholders do not have the right to require the Fund to redeem their Shares during the life of the Fund.
Repurchase Risks.
Although it is expected that the Fund will typically offer to repurchase Shares on a quarterly basis, no assurances can be given that the Fund will do so. In addition, there is no guarantee the Adviser will make a recommendation to repurchase Shares or what amount of Shares the Adviser will recommend to repurchase. In addition, the Board may decide not to follow such recommendation. The Fund is not required to repurchase Shares and may be less likely to do so depending on the Fund’s portfolio or during periods of abnormal market conditions. There can be no assurance that a Shareholder who requests the repurchase of its Shares will have such Shares repurchased. In connection with any repurchase, to the extent Shareholders tender Shares representing, in the aggregate, a percentage of Fund assets that is greater than the percentage set out in the offer, the portion of their Shares repurchased from each such Shareholder will be pro-rated downward.
In that case, Shareholders will have to wait until the next repurchase offer, if any, to make another repurchase request. As a result, Shareholders could be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular repurchase offer, thereby increasing the likelihood that proration will occur. Between the date specified in the notice describing the terms of the repurchase offer (the
“Notice Due Date”) and the date on which the NAV for tendered Shares is determined, the Fund is subject to market and other risks and the NAV of Shares tendered in a repurchase offer could decline. In addition, the repurchase of Shares by the Fund is generally a taxable event to Shareholders.
Repurchase offers and the need to fund repurchase obligations affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which could harm the Fund’s investment performance. Moreover, it is possible that diminution in the size of the Fund through repurchases will result in an increased expense ratio for Shareholders who do not tender their Shares for repurchase, will result in untimely sales of portfolio securities (with associated imputed transaction costs, which could be significant) and will limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
Shareholder Default Risk.
As Shareholders will not be required to contribute the full amount of their Commitments to the Fund at the time of their admission and will be required to make incremental contributions pursuant to capital calls issued from time to time by the Fund, there will be a substantial period of time during which Shareholders may be obligated to provide capital without receiving any return and regardless of the performance of the Fund. If a Shareholder fails to pay when due all or any portion of their Commitments or other payment required to be made to the Fund, and the Commitments made by non-defaulting
Shareholders and borrowings by the Fund are inadequate to cover the defaulted amounts, the Fund could be unable to pay its obligations when due. As a result, the Fund could be subjected to significant penalties that could materially adversely affect the returns to all Shareholders (including non-Defaulting
Shareholders).
A Defaulting Shareholder will be subject to substantial consequences, including that the Fund may, with respect to each Default, reduce, as a result of the Default, the Defaulting Shareholder’s investment in the Fund by an amount equal to 50% of the Defaulting Shareholder’s Commitment, and making corresponding reductions to the number of the Defaulting Shareholder’s Shares and in the Defaulting Shareholder’s rights to receive distributions, as well as other consequences described herein. The Fund will have limited recourse in retrieving un-drawn
Commitments in the instance of a Shareholder Default.
While the Adviser may take steps to limit this risk, there is no guarantee that such measures will be sufficient or successful. In seeking to manage the impact of a Shareholder Default on the activities of the Fund, and subject to the Fund’s Declaration of Trust and
By-Laws,
the Fund is permitted to require an additional funding of Commitments from the non-Defaulting
Shareholders, to the extent of their unused Commitments, to fund the shortfall caused by the Defaulting Shareholders.

Effects of Leverage [Text Block]
Effects of Leverage
The following table is designed to illustrate the effects of leverage on Share total return, assuming hypothetical annual investment portfolio total returns, net of expenses (consisting of income and changes in the value of investments held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes indebtedness of $515,000 and a projected annual rate of interest of 12.0%.

Assumed Return on Portfolio (net of expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Share Total Return	(10.03)%	(5.02)%	(0.01)%	4.99%	9.99%
Share Total Return is composed of two elements: the Shares dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its debt security investments is entirely offset by losses in the value of those investments.

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (net of expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Share Total Return	(10.03)%	(5.02)%	(0.01)%	4.99%	9.99%

Return at Minus Ten [Percent]	(10.03%)
Return at Minus Five [Percent]	(5.02%)
Return at Zero [Percent]	(0.01%)
Return at Plus Five [Percent]	4.99%
Return at Plus Ten [Percent]	9.99%
Effects of Leverage, Purpose [Text Block]	The following table is designed to illustrate the effects of leverage on Share total return, assuming hypothetical annual investment portfolio total returns, net of expenses (consisting of income and changes in the value of investments held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes indebtedness of $515,000 and a projected annual rate of interest of 12.0%.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE SECURITIES
The following is a brief description of the terms of the Fund’s Shares and preferred shares. This description does not purport to be complete and is qualified by reference to the Fund’s Declaration of Trust and
By-Laws.
For complete terms of the Shares and preferred shares, please refer to the Fund’s Declaration of Trust and
By-Laws.
Common Shares
The Fund is a
non-diversified
closed-end
management investment company organized as a Delaware statutory trust on February 10, 2023. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, in multiple classes and series thereof as determined from time to time by the Board, which also has the authority without shareholder approval to establish the designations, powers, preferences, voting, conversion and other rights, limitations, qualifications and terms and conditions of each such class and series. Each share within a particular class or series thereof has equal voting, dividend, distribution and liquidation rights. The Board has authorized issuance of an unlimited number of common shares. When issued, in accordance with the terms thereof, the common shares will be fully paid and non-assessable.
All common shares are equal as to distributions, assets and voting privileges. Common shares are not redeemable and have no preemptive, conversion or cumulative voting rights.
In the event of liquidation, each common share is entitled to its proportion of the Fund’s assets after payment of debts and expenses.
Subject to the rights of any preferred shareholders, the Fund’s Shareholders vote as a single class to elect the Fund’s Board and on additional matters with respect to which the 1940 Act, the Fund’s governing documents or resolutions adopted by the Trustees provide for a vote of the Fund’s Shares.
Preferred Shares
The Board may classify an unlimited amount of the Fund’s shares as preferred shares, par value $0.001 per share. The terms of the preferred shares may be fixed by the Board and may materially limit and/or qualify the rights of the holders of the Fund’s common shares.
The Fund has issued 515 shares of Series A Cumulative Preferred Shares, par value $0.001 per share, at an issuance price and liquidation preference of $1,000 per share.
Preferred shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares. Holders of the preferred shares will not, however, participate in any appreciation in the value of the Fund. The consent of the holders of the preferred shares is not required to authorize or issue any class or series of preferred shares ranking on parity with the preferred shares.
Upon a liquidation, holders of preferred shares will be entitled to receive out of the assets of the Fund available for distribution to shareholders (after payment of claims of the Fund’s creditors but before any distributions with respect to the Fund’s common shares or any other class of shares of the Fund ranking junior to the preferred shares as to liquidation payments) an amount per share equal to such share’s liquidation preference plus any accumulated but unpaid distributions (whether or not earned or declared, excluding interest thereon) to the date of distribution, and such shareholders shall be entitled to no further participation in any distribution or payment in connection with such liquidation. The preferred shares carry one vote per share on all matters on which such shares are entitled to vote. The preferred shares will, upon issuance, be fully paid and non-assessable and
will have no preemptive, exchange or conversion rights. The Board may by resolution classify or reclassify any authorized but unissued capital shares of the Fund from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions or terms or conditions of redemption. The Fund will not issue any class of shares senior to the preferred shares.

Asset Maintenance Requirements.
 The Fund must satisfy asset maintenance requirements under the 1940 Act with respect to its preferred shares. Under the 1940 Act, such debt or preferred shares may be issued only if immediately after such issuance the value of the Fund’s total assets (less ordinary course liabilities) is at least 300% of the amount of any debt outstanding and at least 200% of the amount of any preferred shares and debt outstanding.
Restrictions on Dividends and Other Distributions for the Preferred Shares
So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

•
the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common shares dividend or distribution;

•	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s governing documents; and

•	after making the distribution, the Fund meets applicable asset coverage requirements.
No full distribution will be declared or made on any series of preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unpaid on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares is subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.
Voting Rights
Except as otherwise stated in this prospectus, specified in the Fund’s governing documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares are entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and vote together with holders of common shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, are entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees are elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.
So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Fund’s governing documents or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification
as
a closed-end investment
company to
an open-end company
or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of common shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Fund’s governing documents or the issuance of additional shares of any series of preferred shares pursuant to the Fund’s governing documents shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The applicable statement of preferences, including the calculation of the elements and definitions of certain terms of the rating agency guidelines, may be modified by action of the Board without further action by the shareholders if the Board determines that such modification is necessary to prevent a reduction in, or the withdrawal of, a rating of the preferred shares by any rating agency then rating the preferred shares at the request of the Fund, as the case may be, and are in the aggregate in the best interests of the holders of preferred shares.
The foregoing voting provisions will not apply to any preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.
Limitation on Issuance of Preferred Shares
So long as the Fund has preferred shares outstanding, subject to receipt of approval from the rating agencies of such preferred shares outstanding, and subject to compliance with the Fund’s investment objective, policies and restrictions, the Fund may issue and sell shares of additional preferred shares provided that the Fund will, immediately after giving effect to the issuance of such additional preferred shares and to its receipt and application of the proceeds thereof (including, without limitation, to the redemption of preferred shares to be redeemed out of such proceeds), have an “asset coverage” for all senior securities of the Fund which are shares, as defined in the 1940 Act, of at least 200% of the sum of the liquidation preference of the preferred shares of the Fund then outstanding and all indebtedness of the Fund constituting senior securities and no such additional preferred shares will have any preference or priority over any other preferred shares of the Fund upon the distribution of the assets of the Fund or in respect of the payment of dividends or distributions.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History
.
 The Fund is a
non-diversified, closed-end management
investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Fund is subject to all the business risks and uncertainties associated with any new business.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk.
An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) consider factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs. The value of the loans and fixed-income instruments, short positions and other securities and derivative instruments owned by the Fund will fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in Shares could be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of Shareholders to reinvest dividends.
The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example,
COVID-19
adversely impacted, and any future outbreaks could adversely impact, the markets and economy in general, including the companies in which the Fund invests, and could harm Fund performance. Epidemics and pandemics, have and may further result in, among other things, travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, quarantines, supply chain disruptions and reduced consumer demand, as well as general concern and uncertainty. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.

Ongoing events in the subprime mortgage market and other areas of the fixed income markets have caused and can continue to cause significant dislocations, illiquidity and volatility in the leveraged loan and bond markets, as well as in the wider global financial markets. To the extent portfolio companies and other issuers of the Fund’s portfolio investments participate in or have exposure to such markets, the results of their operations could be adversely affected. In addition, to the extent that such economic and market events and conditions reoccur, this would have a further adverse impact on the availability of credit to businesses generally. Global economic conditions could adversely impact the financial resources and credit quality of corporate and other borrowers in which the Fund invests and result in the inability of such borrowers to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, the Fund could suffer a partial or total loss of their investment in such borrowers, which would, in turn, have an adverse effect on the Fund’s returns. Such economic and market events and conditions also could restrict the ability of the Fund to sell or liquidate investments at favorable times or for favorable prices (although such events and conditions would not necessarily foreclose the Fund’s ability to hold such investments until maturity). It is possible that the value of the Fund’s investments will not generate expected current proceeds or appreciate as anticipated and could suffer a loss. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances can vary significantly.
The Fund will, from time to time, be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution could cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and could adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts regularly.

Illiquid and Long-Term Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and Long-Term Investments Risk.
Investment in the Fund requires a long-term commitment, with no certainty of return. A significant portion of the Fund’s investments generally are in private, illiquid securities, which are typically subject to restrictions on resale. There can be no assurance that the Fund will be able to generate returns for Shareholders, that the returns will be commensurate with the risks of investing in the type of transactions and issuers described herein or that the Adviser’s methodology for evaluating risk-adjusted return profiles for investments will achieve its objective. In some cases, the Fund will be legally, contractually or otherwise prohibited from selling certain investments for a period of time or otherwise be restricted from disposing of them, and illiquidity could also result from the absence of an established market for certain investments. The realizable value of an illiquid investment, at any given time, could be less than its intrinsic value. In addition, it is anticipated that certain types of investments made by the Fund will require a substantial length of time to liquidate. As a result, from time to time, the Fund will be unable to realize its investment objective by sale or other disposition at attractive prices or will otherwise be unable to complete any exit strategy.
The return of capital and the realization of gains, if any, from an investment by the Fund generally will occur only upon the partial or complete repayment or disposition of such investment, as to which there can be no certainty. The Fund’s investments are speculative in nature and there can be no assurance that current income received by the Fund will be sufficient to service the Fund’s debt or that any investor will receive a return of his or her invested capital or any distribution from the Fund. While an investment can be sold or repaid at any time, this will occur typically a number of years after the investment is made, and investors should expect that they will not receive a return of their capital for a long period of time even if the Fund’s investments prove successful.
Certain investments by the Fund could be in securities that are or become publicly traded and are therefore subject to the risks inherent in investing in public companies (including new issues of securities). These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments. In addition, in some cases the Fund could be prohibited by contract or other limitations from selling such securities for a period so that the Fund is unable to take advantage of favorable market prices. The Fund will likely not have the same access to information in connection with investments in public companies, either when investigating a potential investment or after making an investment, as with investments in private companies. Furthermore, it can be expected from time to time that the Fund will be limited in its ability to make investments, and to sell existing investments, in public or private companies because KKR could be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. Accordingly, there can be no assurance that the Fund will be able to make investments in public companies that the Adviser otherwise deems appropriate or, if it does, as to the amount it will so invest. Moreover, the inability to sell investments in public or private companies in these circumstances could materially adversely affect the investment results of the Fund. The Fund also invests in 144A securities, which investment is likely to raise many of the same issues and risks discussed above. It is possible that the Adviser, in its sole discretion, will decline to receive material nonpublic information in respect of a public company in which the Fund has invested that would otherwise be available to it to avoid being restricted from trading in securities issued by such public company or to avoid the Adviser or its affiliates being so restricted on behalf of other funds, vehicles or accounts sponsored, managed or advised by KKR or any of its affiliates. See “Conflicts of Interest.”

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk.
The value of ABSs like that of traditional fixed-income instruments, typically increases when interest rates fall and decreases when interest rates rise. However, ABSs differ from traditional fixed-income instruments because of their potential for prepayment. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets.

Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk.
In addition to the risks associated with other ABSs as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they could lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities can be issued by governments or their agencies and instrumentalities, such as, in the United States, the Government National Mortgage Association (“Ginnie Mae”), Fannie Mae and Freddie Mac. They can also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities can be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.
Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools could be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund will, from time to time, invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is
greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans (including through participations, assignments, originations and whole loans). Market factors adversely affecting mortgage loan repayments include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products Risk.
Holders of Structured Products, such as credit-linked notes, bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
Structured Products are subject to the normal interest rate, default and other risks associated with fixed-income securities and asset-backed securities. Additionally, the risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the Structured Product or other asset-backed security in which the Fund invests. The Fund generally has the right to receive payments only from the Structured Product, and generally does not have direct rights against the issuer or the entity that sold the underlying collateral assets. Such collateral could be insufficient to meet payment obligations and the quality of the collateral might decline in value or default. Also, the class of the Structured Product could be subordinate to other classes, values could be volatile, and disputes with the issuer could produce unexpected investment results. While certain Structured Products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in Structured Products generally pay their share of the Structured Product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying Structured Products will rise or fall, these prices (and, therefore, the prices of Structured Products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a Structured Product uses shorter-term financing to purchase longer term securities, the issuer could be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which could adversely affect the value of the Structured Products owned by the Fund.
Structured Products issue classes or “tranches” that offer various maturity, risk and yield characteristics. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. If there are defaults or the Structured Product’s collateral otherwise underperforms, scheduled payments to more senior tranches take precedence over those of subordinate tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a Structured Product typically has higher ratings and lower yields than its underlying securities and could be investment grade. Despite the protection from the subordinate tranches, more senior tranches of structured products can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to Structured Product securities as a class.
In addition to the general risks associated with debt securities discussed herein, Structured Products carry additional risks, including, but not limited to the risk that: (i) distributions from collateral securities might not be adequate to make interest or other payments; (ii) the collateral could default or decline in value or be downgraded, if rated by a NRSRO; (iii) the Fund is likely to invest in tranches of Structured Products that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) there will be no readily available secondary market for Structured Products; (vii) technical defaults, such as coverage test failures, could result in forced liquidation of the collateral pool; and (viii) the Structured Product’s manager could perform poorly.
Typically, Structured Products are privately offered and sold, and thus, are not registered under the securities laws and can be thinly traded or have a limited trading market. As a result, investments in Structured Products could be characterized as illiquid investments and could have limited independent pricing transparency. However, an active dealer market could exist for Structured Products that qualify under the Rule 144A “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers, and such Structured Products could be characterized by the Fund as liquid investments.

Fixed-Income Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Instruments Risk.
The Fund invests in loans and other types of fixed-income instruments and securities. Such investments are secured, partially secured or unsecured, can be unrated and, whether or not rated, can have speculative characteristics. The market price of the Fund’s investments changes in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. These risks are more pronounced in a changing interest rate environment. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk.
From time to time, the obligor of a fixed-income instrument will not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner will be affected by, among other factors, its cash flow. Commercial bank lenders could be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans Risk.
Senior Loans hold the most senior position in the capital structure of a Borrower. Senior Loans in most circumstances are fully collateralized by assets of the Borrower. Thus, they are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders. Substantial increases in interest rates could cause an increase in loan defaults as Borrowers might lack resources to meet higher debt service requirements. The value of the Fund’s assets could also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting Borrowers generally. Moreover, the security for the Fund’s investments in secured debt might not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund might not have priority over other creditors as anticipated.
Senior Loans usually include restrictive covenants, which must be maintained by the Borrower. The Fund will, from time to time, have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by the Borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, although having a stated term, can be prepaid, often without penalty. The rate of such prepayments will be affected by, among other things, general business and economic conditions, as well as the financial status of the Borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.
Senior Loans typically are secured by pledges of collateral from the Borrower in the form of tangible and intangible assets. In some instances, the Fund invests in Senior Loans that are secured only by stock of the Borrower or its subsidiaries or affiliates. The value of the collateral could decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.
Senior Loans generally are not registered with the SEC or any state securities commission and are not listed on any national securities exchange. There is less readily available or reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the 1933 Act or registered under the Exchange Act. No active trading market exists for some Senior Loans, and some Senior Loans are subject to restrictions on resale. A secondary market could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could impair the Fund’s ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, at times, the Fund will not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund will, from time to time, have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

During periods of limited supply and liquidity of Senior Loans, the Fund’s yield could be lower. See “Risks—Below Investment Grade Instruments Risk.”
If legislation or government regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund will be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
The Fund’s debt investments are subject to the risk of
non-payment
of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment
would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
The Fund will, from time to time, invest in investments that the Adviser believes are secured by specific collateral, the value of which exceeds the principal amount of the investments at the time of initial investment. There can be no assurance, though, that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment will be released without the consent of the Fund. The Fund, from time to time, also invests in high yield instruments and other unsecured investments, each of which involves a higher degree of risk than Senior Loans. The Fund’s right to payment and its security interest, if any, could be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments will have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment could be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable could operate, or expect to operate, at a loss or have significant variations in operating results, could require substantial additional capital to support their operations or maintain their competitive position or could otherwise have a weak financial condition or be experiencing financial distress.

Subordinated and Unsecured or Partially Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated and Unsecured or Partially Secured Loans Risk.
The Fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Mezzanine Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Securities Risk.
The Fund expects most of its mezzanine securities and other investments, if any, to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which could be secured. Although the securities and other investments could benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and could benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms might not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that arise with respect to collateral securing the obligations.

Risk of Investments in Companies in Regulated Industries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investments in Companies in Regulated Industries.
Certain industries are heavily reg
ul
ated. To the extent that the Fund makes investments in industries that are subject to greater amounts of regulation than other industries generally, these portfolio companies would pose additional risks relative to investments in other companies. Changes in applicable laws or regulations, or in the interpretations of these laws and regulations, could result in increased compliance costs or the need for additional capital expenditures. If a portfolio company fails to comply with these requirements, it could also be subject to civil or criminal liability and the imposition of fines. Portfolio companies also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such issuer. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and governments could be influenced by political considerations and make decisions that adversely affect a portfolio company’s business. Additionally, certain portfolio companies could have a unionized workforce or employees who are covered by a collective bargaining agreement, which could subject any such issuer’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a portfolio company’s operations and profitability could suffer if it experiences labor relations problems. Upon the expiration of any such portfolio company’s collective bargaining agreements, it could be unable to negotiate new collective bargaining agreements on terms favorable to it, and its business operations at one or more of its facilities could be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. A work stoppage at one or more of any such portfolio company’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally could bring scrutiny and attention to the Fund itself, which could adversely affect the Fund’s ability to implement its investment objective.

Risk of Investments in the Airline Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investments in the Airline Industry.
The Fund will, from time to time, make equity, debt or hybrid investments in companies that acquire financial and/or hard assets in the airline industry. The airline industry is cyclical and highly competitive. Airlines and related companies could be affected by political or economic instability, terrorist activities, changes in national policy, competitive pressures on certain air carriers, fuel prices and shortages, labor stoppages, insurance costs, recessions, world health issues and other political or economic events adversely affecting world or regional trading. For example, the airline industry was particularly affected by the reduction in travel resulting from the
COVID-19
outbreak and related travel restrictions. Additionally, the airline industry is highly sensitive to general economic trends, and any downturn in the global economy or in the relevant local economy could adversely affect results
of operations and financial conditions. The airline industry is subject to significant regulation, including increasing environmental regulations that could lead to increased costs and affect profitability.

Risk of Investments in the Shipping Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investments in the Shipping Industry.
The Fund will, from time to time, make equity, debt or hybrid investments in companies that acquire financial and/or hard assets in the shipping industry, which are subject to, among others, the following risks, which might not be insurable: (i) extensive and changing safety, environmental protection and other international, national, state and local governmental laws, regulations, treaties and conventions in force in international waters, the jurisdictional waters of the countries in which a shipping company’s vessels operate, as well as the countries of such vessels’ registration, compliance with which could require ship modifications and changes in operating procedure; (ii) risks associated with
non-U.S.
investments and force majeure risks (for example, international sanctions, embargoes, restrictions, nationalizations, and wars or acts of piracy or terrorist attacks and severe weather and natural disasters; see
“Risks—Non-U.S.
Securities Risk”); (iii) labor-related
risks; (iv) adverse changes in maintenance and other fixed costs and/or capital expenditure requirements; and (v) counterparty risks, including risks of adverse changes affecting chartering agreements from which a shipping company derives income. Additionally, for example, the shipping industry and ports globally were significantly impacted by the global decline in demand for goods that accompanied the
COVID-19
outbreak.

Risk of Investments in Technology Industries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investments in Technology Industries.
The Funds could, from time to time, make investments in issuers involved in the technology industry. The technology industry is challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, changing consumer preferences, short product life cycles, services and/or improvements in existing products or services. Any relevant issuer will compete in this volatile environment. There is no assurance that products or services sold by such issuer will not be rendered obsolete or adversely affected by competing products and services or that the issuer will not be adversely affected by other challenges. Moreover, competition can result in significant downward pressure on pricing.

Energy-Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy-Related Investments Risk.
The Fund will, from time to time, invest in debt related securities of the energy industry. Electric generation and transmission, as well as oil, natural gas, and coal storage, handling, processing and transportation, are typically regulated to varying degrees. In addition to restrictions imposed by environmental regulators, statutory and regulatory requirements include those imposed by energy, zoning, land use, safety, labor and other regulatory or political authorities. It is possible that changes to applicable regulations or regulatory practice could have adverse consequences for an investment of the Fund.
Ordinary operation or the occurrence of an accident, with respect to an energy asset, could cause major environmental damage, which could result in significant financial distress to such asset. Certain environmental laws and regulations require that an owner or operator of an energy asset address prior environmental contamination, which could involve substantial cost. As a result, certain of the Fund’s investments in the energy sector could be exposed to substantial risk of loss from environmental claims. Furthermore, changes in environmental laws or regulations or the environmental condition of an energy investment could create liabilities that did not exist at the time of the investment by the Fund and that could not have been foreseen. Community and environmental groups might protest about the development or operation of energy assets, which could induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on the issuer of a portfolio investment. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements particularly affect companies in the power and energy industry.
Additionally, for example, the
COVID-19
outbreak and the resulting slowdown in economic activity reduced the demand for various natural resources, including oil, and increased the price volatility of natural resources and companies within the energy industry. Companies in the energy industry were adversely impacted by the reduced demand and by price competition among key oil producing countries.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments Risk.
The Fund will, from time to time, make investments for which real estate is a significant portion of the investment’s asset base or value, including real estate investment trusts. Real estate values are affected by a number of factors, including changes in the general economic climate, local conditions (such as an oversupply of or a reduction in demand for real estate), the quality and philosophy of management, competition based on rental rates, attractiveness and location of the properties, financial condition of tenants, buyers and sellers or properties, quality of maintenance, insurance and management services and changes in operating costs. Real estate values are also affected by and sensitive to factors such as government regulations (including those governing usage, improvements, zoning and taxes), interest rate levels, the availability of financing and potential liability under changing environmental and other laws.
Real estate assets generally will be subject to the risks incident to the ownership and operation of real estate and real estate-related assets and/or risks incident to the making of nonrecourse mortgage loans secured by real estate, including risks associated with both the domestic and international general economic climates; local real estate conditions; risks due to dependence on cash flow; risks and operating problems arising out of the absence of certain construction materials; changes in supply of, or demand for, competing properties in an area (as a result, for instance, of overbuilding); the financial condition of tenants, buyers and sellers of properties; changes in availability of debt financing; energy and supply shortages; changes in the tax, real estate, environmental and zoning laws and regulations; various uninsured or uninsurable risks; natural disasters; and the ability of the Fund or third-party borrowers to manage the real properties. The Fund could incur the burdens of ownership of real property, which include the paying of expenses and taxes, maintaining such property and any improvements thereon, and ultimately disposing of such property.
The Fund invests in a real estate asset on a passive basis, giving a third-party operating partner and/or property manager a large degree of authority and responsibility for daily management of the assets and, therefore, will, in large part, be dependent on the ability of third parties to successfully operate the underlying real estate assets. There is no assurance that there will be a ready market for resale of investments because investments in real estate generally are not liquid; holding periods accordingly are difficult to predict, particularly as business plans can be revised to adapt to changing economic, business and financial conditions.
Significant expenditures associated with real estate assets, such as mortgage payments, real estate taxes and maintenance costs, are generally not reduced when circumstances cause a reduction in income from the assets.
The insurance coverage applicable to real estate assets contains policy specifications and insured limits customarily carried for similar properties, business activities and markets. There could be certain losses, including losses from floods and losses from earthquakes, acts of war, acts of terrorism or riots, that are not generally insured against or that are not generally fully insured against because it is not deemed to be economically feasible or prudent to do so. If an uninsured loss or a loss in excess of insured limits occurs with respect to a real estate asset, the Fund could experience a significant loss and could potentially remain obligated under any recourse debt associated with the property.
Under various U.S., state and local laws, ordinances and regulations, a current or previous owner, developer or operator of real estate could be liable for the costs of removal or remediation of certain hazardous or toxic substances at, on, under or in its property. The costs of removal or remediation of such substances could be substantial. Such laws often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of such hazardous substances. The Fund attempts to assess such risks as part of their due diligence activities but cannot give any assurance that such conditions do not exist or might not arise in the future. The presence of such substances on the real estate assets could adversely affect the ability to sell such investments or to borrow using such assets as collateral.
Certain loans acquired or made by the Fund could be secured by real estate. To the extent the Fund needs to foreclose on such loans, the Fund could, directly or indirectly, own such real estate and would be subject to the risks incident to the ownership and operation of real estate.
From time to time, real estate loans or participation interests therein acquired by the Fund will at the time of their acquisition be, or may become after acquisition, non-performing
for a wide variety of reasons. Such
non-performing
real estate loans could require a substantial amount of workout negotiations and/or restructuring, which could entail, among other things, a substantial reduction in the interest rate and a substantial write down of the principal of such loans. However, even if a restructuring were successfully accomplished, a risk exists that upon maturity of such real estate loan, replacement “takeout” financing will not be available. Purchases of participations in real estate loans raise many of the same risks as investments in real estate loans and also carry risks of illiquidity and lack of control.
The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan including, without limitation, lender liability claims and defenses, even when such assertions have no basis in fact, in an effort to prolong the foreclosure action. In some jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower could have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and could result in disrupting ongoing leasing and management of the property.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk.
Prepayment risk occurs when a debt investment held by the Fund can be repaid in whole or in part prior to its maturity. The amount of pre-payable
obligations in which the Fund invests from time to time will be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers are more likely to prepay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases the relevant investment at a premium, prepayments could result in a loss to the extent of the premium paid. If the Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which could be taxable as ordinary income to Shareholders. In a period of rising interest rates, prepayments of investments could occur at a slower than expected rate, creating maturity extension risk. This particular risk could effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Because the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than shorter-term investments, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an investment with prepayment features might not increase as much as that of other fixed-income instruments, and, as noted above, changes in market rates of interest could accelerate or delay prepayments and thus affect maturities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The Fund’s derivative investments have risks similar to its underlying asset and may have additional risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments will be greater than the gain in the value of the underlying asset, rate or index in the Fund’s portfolio; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; illiquidity of the derivative investments; risks arising from margin and settlement obligations; and risks arising from mispricing or valuation complexity. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund could experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain derivatives may give rise to a form of leverage, which magnifies the potential for gain and the risk of loss.
The counterparty risk for cleared derivative transactions is generally lower than for uncleared OTC derivatives because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. Exchange trading will generally increase market transparency and liquidity but could cause the Fund to incur increased expenses. In addition, depending on the size of the Fund and other factors, the margin required under the rules of a clearing house and by a clearing member could be in excess of the collateral required to be posted by the Fund to support its obligations under a similar OTC derivative transaction. However, the CFTC, SEC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared OTC derivative transactions which could result in the Fund and its counterparties posting higher margin amounts for uncleared OTC derivative transactions.

Certain of the derivative investments in which the Fund invests will, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which could result in lost opportunities for gain.
OTC derivatives generally are more difficult to purchase, sell or value than other investments. Although both OTC and exchange-traded derivatives markets can experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets can be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract could be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it could have to sell portfolio securities to meet settlement obligations and variation margin requirements at a time when it is disadvantageous to do so. The absence of liquidity generally would also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. OTC derivatives that are not cleared are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty could be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund might not receive the net amount of payments that it is contractually entitled to receive). In addition, the use of certain derivatives could cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).
Derivatives transactions also are subject to operational risk, including from documentation issues, settlement issues, system failures, inadequate controls, and human error, and legal risk, including risk of insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, in the United States the Dodd-Frank Act regulates the OTC derivatives market by, among other things, requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed
affiliate separate from the deposit-taking bank or divest them altogether.
Regulation of the derivatives market presents additional risks to the Fund and may limit the ability of the Fund to use, and the availability or performance, of such instruments. For instance, under Rule
18f-4,
a fund’s derivatives exposure is limited through a
value-at-risk
test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule
18f-4.
The Fund’s investments in regulated derivatives instruments, such as swaps, futures, forwards and options, are subject to maximum position limits established by the CFTC and U.S. and foreign futures exchanges. All accounts owned or managed by advisers, such as the Adviser, their principals and affiliates are generally combined for purposes of the position limit rules. In order to comply with the position limits established by the
CFTC and the relevant exchanges, the Adviser could in the future reduce the size of positions that would otherwise be taken for the Fund or not trade in certain markets on behalf of the Fund in order to avoid exceeding such limits. A violation of position limits by the Adviser could lead to regulatory action resulting in mandatory liquidation of certain positions held by the Adviser on behalf of the Fund. There can be no assurance that the Adviser will liquidate positions held on behalf of all the Adviser’s accounts in a proportionate manner or at favorable prices, which could result in substantial losses to the Fund. Such policies could affect the nature and extent of derivatives use by the Fund.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund will, from time to time, invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally seeks to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.
Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2026. The clearing mandate is expected to result in the Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation which may affect the cost, terms and/or availability of cleared repo transactions.

Reverse Repurchase Agreements and Dollar Rolls Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements and Dollar Rolls Risk.
The use of reverse repurchase agreements and dollar rolls involve many of the same risks involved in the use of leverage, as the proceeds from reverse repurchase agreements and dollar rolls generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement or dollar roll will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement or dollar roll were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements and dollar roll transactions, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Swap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swap Risk.
The Fund, from time to time, invests in credit default swaps, total return swaps, interest rate swaps and other types of swaps. Such transactions are subject to market risk, leverage risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk, operational risk, legal risk, and risk of imperfect correlation between the value of such instruments and the underlying assets and could involve commissions or other costs. See “Risks – Derivatives Risk.” The Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement. When buying protection under a credit default swap, the risk of market loss with respect to the swap generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. As a seller, the Fund would be incurring a form of leverage.
Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted rules enacting the provisions of the Dodd-Frank Act. New requirements, even if not directly applicable to the Fund, may affect the Fund’s ability to enter into certain swap agreements.
The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity, and it could be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity could also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

Options and Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options and Futures Risk.
The Fund will, from time to time, use options and futures contracts and so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions can be effected on exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options can also be illiquid, and in such cases, the Fund could have difficulty closing out its position. OTC options can also include options on baskets of specific securities. Options and futures also are subject to derivatives risks more generally. See “Risks – Derivatives Risk.”
The Fund will, from time to time, purchase call and put options on specific securities and write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security.
The Fund might close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Engaging in transactions in futures contracts and options involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract or option at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading can be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.
A market could become unavailable if one or more exchanges were to stop trading options or it could become unavailable with respect to options on a particular underlying security if the exchanges stopped trading options on that security. In addition, a market could become temporarily unavailable if unusual events (e.g., volume exceeds clearing capability) were to interrupt normal exchange operations. If an options market were to become illiquid or otherwise unavailable, an option holder would be able to realize profits or limit losses only by exercising and an options seller or writer would remain obligated until it is assigned an exercise or until the option expires.
If trading is interrupted in an underlying security, the trading of options on that security is usually halted as well. Holders and writers of options will then be unable to close out their positions until options trading resumes, and they could be faced with considerable losses if the security reopens at a substantially different price. Even if options trading is halted, holders of options will generally be able to exercise them. However, if trading has also been halted in the underlying security, option holders face the risk of exercising options without knowing the security’s current market value. If exercises do occur when trading of the underlying security is halted, the party required to deliver the underlying security could be unable to obtain it, which could necessitate a postponed settlement and/or the fixing of cash settlement prices.

Counterparty and Prime Brokerage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty and Prime Brokerage Risk.
Certain Fund investments will be exposed to the credit risk of the counterparties with which, or the dealers, brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. Changes in the credit quality of the companies that serve as the Fund’s prime brokers or counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships.
The Fund is subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s insolvency, the insolvency of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the insolvency of an exchange clearing house or the insolvency of any other counterparty. If a prime broker or counterparty becomes insolvent or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund could experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other insolvency proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. In the case of any such insolvency proceeding, the Fund might recover, even in respect of property specifically traceable to the Fund, only a pro rata share of all property available for distribution to all of the counterparty’s customers and counterparties. Such an amount could be less than the amounts owed to the Fund. It is possible that the Fund will obtain only a limited recovery or no recovery in such circumstances. Such events would have an adverse effect on the NAV of the Fund. Certain counterparties have general custody of, or title to, the Fund’s assets (including, without limitation, the Custodian). The failure of any such counterparty could result in adverse consequences to the NAV of the Fund.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lender Liability Risk.
A number of U.S. judicial decisions have upheld judgments obtained by Borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the Borrower or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or Shareholders. Because of the nature of its investments, the Fund will, from time to time, be subject to allegations of lender liability.
In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a Borrower to the detriment of other creditors of such Borrower; (ii) engages in other inequitable conduct to the detriment of such other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors; or (iv) uses its influence as a stockholder to dominate or control a Borrower to the detriment of other creditors of such Borrower, a court might elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”
Because affiliates of, or persons related to, the Adviser will, at times, hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

Borrower Fraud; Covenant-Lite Loans; Breach of Covenant [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrower Fraud; Covenant-Lite Loans; Breach of Covenant.
The Fund seeks to obtain structural, covenant and other contractual protections with respect to the terms of its investments as determined appropriate under the circumstances. There can be no assurance that such attempts to provide downside protection with respect to its investments will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Some of the loans that the Fund originates or acquires could be “covenant-lite” loans, which possess fewer covenants that protect lenders than other loans or no such covenants whatsoever. Investments in covenant-lite loans will be particularly sensitive to the risks associated with loan investments. The Fund can invest without limit in covenant-lite loans. Of paramount concern in originating or acquiring the financing contemplated by the Fund is the possibility of material misrepresentation or omission on the part of borrower or other credit support providers or breach of covenant by such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan or otherwise realize on the investment. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable but cannot guarantee such accuracy or completeness.

Below Investment Grade Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Instruments Risk.
The Fund may, from time to time, invest in debt securities and instruments that are rated below investment grade by recognized rating agencies or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. Below investment grade securities (sometimes referred to as “junk” securities) could be considered speculative investments. Such securities and instruments are generally not exchange-traded and, as a result, trade in the OTC marketplace, which is less transparent than the exchange-traded marketplace. Investments in high yield instruments create exposure to a substantial degree of credit risk and interest rate risk. The market values of certain of these lower-rated and unrated debt investments could reflect individual corporate developments to a greater extent and tend to be more sensitive to economic conditions than those of higher-rated investments, which react primarily to fluctuations in the general level of interest rates. Companies that issue such securities are often highly leveraged and might not have available to them more traditional methods of financing. General economic recession or a major decline in the demand for products and services in which the borrower operates would likely have a materially adverse impact on the value of such securities and the ability of the issuers of such securities to repay principal and interest thereon, thereby increasing the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, could also decrease the value and liquidity of these high yield debt investments.

Rating Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rating Agency Risk.
Ratings agencies such as S&P, Fitch, Moody’s or other NRSROs provide ratings on debt securities based on their analyses of information they deem relevant. Ratings are opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an NRSRO’s decision to downgrade a security. Further, a rating agency may have a conflict of interest with respect to a security for which it assigns a particular rating if, for example, the issuer or sponsor of the security pays the rating agency for the analysis of its security, which could affect the reliability of the rating.
Because such credit ratings of the ratings agencies may not always reflect current conditions and events, the Adviser may supplement such credit ratings with its own independent and ongoing review of credit quality. Because of this, the Fund’s performance may depend in part on the Adviser’s own credit analysis.

Stressed and Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stressed and Distressed Investments Risk.
The Fund may, from time to time, invest in securities and other obligations of companies that are in significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments could result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund could lose its entire investment, could be required to accept cash or securities with a value less than the Fund’s original investment and/or could be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Risk of Investments in Highly Leveraged Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investments in Highly Leveraged Companies.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments, a considerable portion of which could be secured and/or could be at floating interest rates). Such investments are inherently more sensitive to declines in revenues, competitive pressures and increases in expenses and interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors, such as downturns in the economy or deterioration in the condition of the issuers or their industries, and such companies could be subject to restrictive financial and operating covenants in more senior debt instruments and contracts that adversely impact the Fund’s investments. This leverage could result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged companies. If an issuer of the Fund’s portfolio investments cannot generate adequate cash flow to meet debt obligations, the issuer could default on its loan agreements or be forced into bankruptcy resulting in a restructuring of the company’s capital structure or liquidation of the company. Furthermore, to the extent issuers in which the Fund is invested have become insolvent, the Fund could determine, in cooperation with other debtholders or on its own, to engage, at the Fund’s expense, in whole or in part, counsel and other advisors in connection therewith. In addition to leverage in the capital structure of the issuer, the Fund can incur leverage. See “Risks—Leverage Risk.”

Distressed Debt, Litigation, Bankruptcy and Other Proceedings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Debt, Litigation, Bankruptcy and Other Proceedings.
The Fund will, from time to time, be invested in debt securities and other obligations of companies that are experiencing significant financial or business distress. Investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time-consuming and expensive and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund.

From time to time, the Adviser will make investments for the Fund in companies involved in bankruptcy proceedings. There are a number of significant risks when investing in companies involved in bankruptcy proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing could have adverse and permanent effects on a company. Further, if the proceeding is converted to a liquidation, the liquidation value of the company might not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Certain claims, such as claims for taxes, wages and certain trade claims, could have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain investments of the Fund could be subject to federal bankruptcy law and state fraudulent transfer laws, which vary from state to state, if the debt obligations relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such debt obligations. If the debt is used for a buyout of Shareholders, this risk is greater than if the debt proceeds are used for day-to-day
operations or organic growth. If a court were to find that the issuance of the debt obligations was a fraudulent transfer or conveyance, the court could void or otherwise refuse to recognize the payment obligations under the debt obligations or the collateral supporting such obligations, further subordinate the debt obligations or the liens supporting such obligations to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the debt obligations or collateral. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund might not receive any repayment on the debt obligations.
Under certain circumstances, payments to the Fund could be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings could be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or recharacterize investments made in the form of debt as equity contributions.
Under the Bankruptcy Code, a lender that has inappropriately exercised control of the management and policies of a company that is a debtor under the Bankruptcy Code could have its claims against the company subordinated or disallowed or could be found liable for damages suffered by parties as a result of such actions. Such claims could also be disallowed or subordinated to the claims of other creditors if the lender (e.g., the Fund) (i) is found to have engaged in other inequitable conduct resulting in harm to other parties, (ii) intentionally takes action that results in the undercapitalization of a borrower, (iii) engages in fraud with respect to, or makes misrepresentations to other creditors, or (iv) uses its influence as a Shareholder to dominate or control a borrower to the detriment of other creditors of such borrower. The lender’s investment could also be recharacterized or treated as equity if it is deemed to be a contribution to capital, or if the lender attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. While the Fund attempts to avoid taking the types of action that would lead to the subordination, disallowance and liability described above, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them.
From time to time, the Fund seeks to place its representatives on the boards of certain companies in which the Fund has invested. The Fund could also invest in companies in which KKR and/or other KKR clients or accounts will have representatives on the boards of such companies. While such representation could enable the Fund to enhance the sale value of its debt investments in a company, such involvement (and/or an equity stake by the Fund, KKR or other KKR clients or accounts in such company) could also prevent the Fund from freely disposing of its debt investments and could subject the Fund to additional liability or result in recharacterization of the Fund’s debt investments as equity. The Fund attempts to balance the advantages and disadvantages of such representation when deciding whether and how to exercise its rights with respect to such companies, but the exercise of such rights could produce adverse consequences in particular situations.
Insofar as the Fund’s portfolio includes obligations of
non-U.S.
obligors, the laws of certain foreign jurisdictions could provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that might or might not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable
non-U.S.
laws) could adversely impact the Fund’s securities.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that can be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also could have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income instrument. Generally, the amount of the premium decreases as the convertible security approaches maturity. Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations.

Non-Controlling Equity Investments; Investments in Equity Securities; Investments and Joint Ventures with Third Parties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Controlling
Equity Investments; Investments in Equity Securities; Investments and Joint Ventures with Third Parties.
While the Fund intends to invest primarily in debt investments, it will, from time to time, also make non-controlling
equity investments and investments in equity and equity-linked securities. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Prices of equity securities fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders and are likely to have varying types of priority over holders of preferred and convertible stock. These risks could increase fluctuations in the Fund’s NAV. If the Fund’s investments in equity securities are incidental to the Fund’s investments in loans or fixed-income instruments, the Fund frequently could possess material non-public
information about a Borrower or issuer as a result of its ownership of a loan or fixed-income instrument of a Borrower or issuer. Because of prohibitions on trading in securities while in possession of material non-public
information, the Fund might be unable to enter into a transaction in a security of the Borrower or issuer when it would otherwise be advantageous to do so.

The Fund also could be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of convertible instruments or private placements, delivering marketable common stock upon conversions of convertible instruments and registering restricted securities for public resale. With respect to non-controlling
equity investments, the Fund could have a limited ability to protect its position in such investments.
From time to time, the Fund will also
co-invest
with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling
interests in certain investments in conjunction with participation by one or more third parties in such investment. As a co-investor,
the Fund could have interests or objectives that are inconsistent with those of the third-party partners or co-venturers.
Although the Fund might not have full control over these investments and, therefore, could have a limited ability to protect its position therein, the Adviser expects that appropriate rights will be negotiated to protect the Fund’s interests. Nevertheless, such investments can involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer
could have financial difficulties resulting in a negative impact on such investment, could have economic or business interests or goals which are inconsistent with those of the Fund, or could be in a position to take (or block) action in a manner contrary to the Fund’s investment objective or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers
could opt to liquidate an investment at a time during which such liquidation is not optimal for the Fund. In addition, the Fund could in certain circumstances be liable for the actions of its third-party partners or co-venturers.
In those circumstances where such third parties involve a management group, such third parties could receive compensation arrangements relating to such investments, including incentive compensation arrangements. Additionally, the Fund’s joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the 1940 Act.

U.S. Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Debt Securities Risk.
U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund will for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. In 2008, FHFA placed Fannie Mae and Freddie Mac into conservatorship. As conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not lose value or default. Any Fund investments issued by Federal Home Loan Banks and Fannie Mae could ultimately lose value.

Non-U.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
Securities Risk.
The Fund invests in securities or other instruments, including secured loans and unsecured loans, of
non-U.S.
issuers or Borrowers. Such investments involve certain factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and
non-U.S.
securities markets, including potential price volatility in and relative illiquidity of some
non-U.S.
securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital (possibly requiring government approval);
expropriation or confiscatory taxation; higher rates of inflation; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of foreign taxes on income and gains recognized with respect to securities and other assets. Economic sanctions and other similar governmental actions or developments could, among other things, restrict or eliminate the Fund’s ability to purchase or sell certain
non-U.S.
securities or other instruments, and the Fund may be forced to sell or otherwise dispose of
non-U.S.
securities or other instruments at inopportune times or prices. Because
non-U.S.
securities could trade on days when the Fund’s Shares are not priced, the Fund’s NAV could change at times when Shares cannot be sold.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk.
Investments made by the Fund, and the income received by the Fund with respect to such investments, will, from time to time, be denominated in various
non-U.S.
currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values could adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. The Fund will, from time to time, enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests are subject to risks relating to changes in currency values, as described above. If a portfolio company suffers adverse consequences as a result of such changes, the Fund could also be adversely affected as a result.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Eurozone Risk.
The Fund will, from time to time, invest in European companies and companies that have operations that are affected by the Eurozone economy. For example, concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of certain countries’ sovereign debt have given rise to new concerns about sovereign defaults, following the vote by the UK to leave the EU. Sovereign debt defaults and EU and/or Eurozone exits, generally, could have material adverse effects on investments by the Fund in European companies, including but not limited to the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in the Euro and wider economic disruption in markets served by those companies, while austerity and other measures introduced in order to limit or contain these issues could themselves lead to economic contraction and resulting adverse effects for the Fund. It is possible that a number of the Fund’s securities will be denominated in the Euro. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in companies in affected countries) could also have material adverse effects on the Fund.
On January 31, 2020, the UK officially withdrew from the EU (commonly referred to as “Brexit”). On December 24, 2020, the UK and EU announced a preliminary trade agreement and security deal, which took effect January 1, 2021. Brexit could impact the Fund and its investments (and their underlying issuers) in a variety of ways, not all of which are currently readily apparent. The UK, EU and broader global economy may experience substantial volatility in foreign exchange markets and a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact Fund returns. The Fund will, from time to time, invest in portfolio companies and other issuers with significant operations and/or assets in the UK, any of which could be adversely impacted by any new legal, tax and regulatory environment, whether by increased costs or impediments to the implementation of their business plan. Such events could result from, among other things, increased uncertainty and volatility in financial markets; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded or listed within the UK, the EU or elsewhere; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. There is still significant uncertainty regarding the potential consequences of Brexit.
Brexit also may cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. The effects on the UK, European and global economies of the exit of the UK (and/or other EU members) from the EU, or the exit of other EU members from the European monetary area and/or the redenomination of financial instruments from the Euro to a different currency, are difficult to predict and to protect fully against. Many of the foregoing risks are outside of the control of the Fund and the Adviser. These risks could affect the Fund, the Adviser and other service providers given economic, political and regulatory uncertainty created by Brexit.

LIBOR Replacement and Floating Rate Benchmark Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Replacement and Floating Rate Benchmark Risk.
LIBOR was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative
basis, all such synthetic LIBOR settings are expected to be discontinued by September 30, 2024. When publication of applicable synthetic LIBOR settings ceases, any still outstanding loans, notes, derivatives and other instruments or investments using such setting of synthetic LIBOR are expected to transition to alternative floating rate benchmarks. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. As a result of legislative mechanisms and industry-wide efforts to replace LIBOR with alternative floating-rate benchmarks, LIBOR has been replaced in many loans, notes, derivatives and other instruments or investments. Certain instruments in which the Fund invests may continue to pay interest at floating rates based on synthetic LIBOR or are subject to interest caps or floors based on synthetic LIBOR. The Fund and/or certain issuers of instruments in which the Fund invests may have also obtained financing at floating rates based on synthetic LIBOR. Certain derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund invests may also continue to reference synthetic LIBOR. It is possible that the Fund will also utilize leverage or borrowings which continue to be based on synthetic LIBOR. As a result, synthetic LIBOR may be relevant to, and directly affect, the Fund’s performance.
While some instruments contemplated a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments had such provisions. Instruments that included robust fallback provisions to facilitate the transition from LIBOR to an alternative floating rate benchmark may have also included adjustments that do not adequately compensate the holder for the different characteristics of the alternative reference rate. The result may be that the fallback provision resulted in a value transfer from one party to the instrument to the counterparty. Additionally, because such provisions may differ across instruments (e.g., hedges versus cash positions hedged), LIBOR’s replacement may give rise to basis risk and render hedges less effective. In many cases, in the event that an instrument falls back to an alternative floating rate benchmark, including the Secured Overnight Financing Rate (“SOFR”) or any reference rate based on SOFR, the alternative reference rate will not perform the same as LIBOR because the alternative reference rates do not include a credit sensitive component in the calculation of the rate. SOFR is based on a secured lending markets in U.S. government securities and does not reflect credit risk in the inter-bank lending market in the way that LIBOR did.
Although the transition process away from LIBOR has become generally well-defined, there remains uncertainty regarding the nature of alternative floating rate benchmarks, the continued utilization of synthetic LIBOR and the remaining work to be done in connection with the LIBOR transition. LIBOR’s replacement could lead to significant short-term and long-term uncertainty and market instability. Developments around LIBOR’s replacement or the adoption of alternative floating rate benchmarks, including SOFR and reference rates based on SOFR, could negatively impact financial markets in general and present heightened risks, including with respect to the Fund’s investments. No single alternative floating rate benchmark has replaced LIBOR and neither synthetic LIBOR nor any alternative floating rate benchmarks (including SOFR and reference rates based on SOFR) perform in the same way that LIBOR did, which may further impact the Fund’s investments. As a result of this uncertainty and developments relating to the transition process, the Fund and its investments may be adversely affected.

Legal and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risk.
Legal and regulatory changes could occur that would materially adversely affect the Fund. The regulation of the U.S. and
non-U.S.
securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change could continue. It is unknown in what form, when and in what order significant regulatory initiatives will be implemented or the impact any such implemented regulations will have on the Fund, the markets or instruments in which the Fund invests or the counterparties with which the Fund conducts business. The effect of regulatory change on the Fund, while impossible to predict, could be substantial, adverse and potentially limit or completely restrict the ability of the Fund to implement its investment strategy or increase the costs of using certain instruments or make them less effective. In addition, the practice of short selling has been the subject of numerous temporary restrictions, and similar restrictions could be promulgated at any time. Such restrictions could adversely affect the returns of the Fund.

Event Driven Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Event Driven Investing Risk.
The Fund will, from time to time, invest in companies in expectation of a specific event or catalyst, which could be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a future capital markets event). Such event-driven investing requires the investor to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of the Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company might not be valued as highly by the market as the Adviser had anticipated, resulting in losses. In addition, a company could announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
The valuation of the Fund’s investments generally carries more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes could lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund will, from time to time, be subject to the risk that when an investment is sold in the market, the amount received by the Fund is less than the value of such investment carried on the Fund’s books. In addition, when an investor purchases or tenders shares, the investor may receive fewer or more shares or lower or higher tender proceeds than they would have received if the instruments had not been fair valued or if the Fund had employed an alternative valuation method. It is expected that most of the Fund’s investments will not have readily available market quotations, which will require the Fund to fair value, in accordance with the Fund’s valuation policies, such investments on the valuation date. Fair value pricing is based on subjective judgments. In addition, the Fund may engage third-party valuation agents to assist in valuing certain investments. An investment may not have a readily ascertainable market value and accordingly, could potentially make it difficult to determine a fair value of an investment and may yield an inaccurate valuation. Further, because of the Adviser’s knowledge of the investment, the valuation agent may take into account the Adviser’s input even where such input may not be accurate or the determination thereof involved a conflict of interest.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund intends to invest without limit in securities that, at the time of investment, are illiquid. The Fund, from time to time, also invests in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities can be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which could adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets, and the Adviser’s judgment will play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities could restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, could have to cause such security to be registered. A considerable period could elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.
Some loans and fixed-income instruments are not readily marketable and could be subject to restrictions on resale. Loans and fixed-income instruments might not be listed on any national securities exchange and no active trading market might exist for certain of the loans and fixed-income instruments in which the Fund invests. Where a secondary market exists, the market for some loans and fixed-income instruments could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals, changes in market, political or other relevant circumstances, could cause some loans and fixed-income instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk.
Inflation risk is the risk that the intrinsic value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline.
Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies Risk.
The Fund will, from time to time, invest in securities of ETFs and other closed-end
funds. Investments in ETFs and
closed-end
funds are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF or closed-end
fund holds. ETFs are also subject to certain additional risks, including, without limitation, the risk that their prices might not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades. Shares of ETFs and closed-end
funds at times trade at a premium or discount to their NAV because the supply and demand in the market for their shares at any point in time might not be identical to the supply and demand in the market for their underlying securities. Some ETFs and closed-end
funds are highly leveraged and therefore would subject the Fund to the additional risks associated with leverage. See “Risks—Leverage Risk.” In addition, the Fund will bear, along with other Shareholders of an investment company, its pro rata portion of the investment company’s expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund’s expenses, Shareholders also indirectly bear similar expenses of an investment company.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk.
The Adviser will experience conflicts of interest in connection with the management of the Fund, relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services provided by the Adviser and its affiliates to issuers in which the Fund invests; investments by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to the Fund versus other clients; and the Adviser’s use of information gained from issuers in the Fund’s portfolio to aid investments by other clients, subject to applicable law.
In addition, the Adviser’s investment professionals will, from time to time, acquire confidential or material, non-public
information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit the Adviser’s ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund. In addition, holdings in the securities of an issuer by the Adviser or its affiliates will affect the ability of the Fund to make certain acquisitions of, or enter into certain transactions with, such issuer. From time to time, broker-dealers and investment advisers affiliated with the Adviser will also acquire confidential or material non-public
information concerning entities in which the Fund has invested or proposes to invest, which could restrict the Adviser’s ability to buy or sell (or otherwise transact in) securities of such entities, thus limiting investment opportunities or exit strategies available to the Fund. See “Conflicts of Interest.”

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment.
The Fund will, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, OID or market discount, when and to what extent deductions can be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues are addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Complex Transactions/Contingent Liabilities/Guarantees and Indemnities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Complex Transactions/Contingent Liabilities/Guarantees and Indemnities.
The Adviser pursues certain complex investment opportunities for the Fund, which could involve substantial business, regulatory or legal complexity. Such complexity presents risks, as such transactions can be more difficult, expensive and time-consuming to finance and execute; it can be more difficult to manage or realize value from the assets acquired in such transactions; and such transactions sometimes entail a higher level of regulatory scrutiny or a greater risk of contingent liabilities. Additionally, in connection with certain transactions, the Fund is required to make representations about the business and financial affairs of a portfolio company, provide guarantees in respect of payments by portfolio companies and other third parties and provide indemnities against losses caused by portfolio companies and other third parties. The Fund will, from time to time, also be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements could result in the incurrence of contingent liabilities by the Fund, even after the disposition of an investment and ultimately in material losses.

Availability of Investment Opportunities; Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Availability of Investment Opportunities; Competition.
The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser for the Fund is highly competitive and involves a significant degree of uncertainty.
The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities could increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition could adversely affect the terms upon which investments can be made by the Fund. Moreover, transaction sponsors unaffiliated with the Fund or KKR could be reluctant to present investment opportunities to the Fund because of its affiliation with KKR. There can be no assurance that the Adviser will be able to locate and complete investments which satisfy the Fund’s primary investment objective or to realize upon their values.

Dependence on Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Key Personnel Risk.
The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser’s professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.
The Adviser’s principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the
Adviser’s relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser’s principals were to join or form a competing firm, the Fund’s results and financial condition could suffer.

Material Risks of Significant Methods of Analysis [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Material Risks of Significant Methods of Analysis.
The Adviser seeks to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser relies on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process can at times be subjective with respect to companies for which only limited information is available. Accordingly, the Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that could be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results could vary significantly from the projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith could, due to various risks and uncertainties including those described herein, differ materially from actual results.

Market Developments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Developments.
Periods of market volatility remain, and could continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. Instability in the credit markets could make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities could be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.
For example, certain Borrowers could, due to macroeconomic conditions, be unable to repay secured loans. A Borrower’s failure to satisfy financial or operating covenants imposed by lenders could lead to defaults and, potentially, termination of the secured loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the Borrower’s ability to meet its obligations under its debt securities. The Fund will, from time to time, incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting Borrower. In addition, if one of the Borrowers were to commence bankruptcy proceedings, even though the Fund will have structured its interest as senior debt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt holding and subordinate all or a portion of its claim to that of other creditors. Adverse economic conditions also could decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. A recession could lead to financial losses in our portfolio and a decrease in revenues, net income and the value of the Fund’s assets.
These developments could increase the volatility of the value of securities owned by the Fund. These developments also could make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. These developments also could adversely affect the broader economy, which in turn could adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, leading to lower credit ratings of the issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the NAV of the Shares.

Market Disruptions from Natural Disasters or Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions from Natural Disasters or Geopolitical Risks.
Political instability, the ongoing epidemics of infectious diseases in certain parts of the world, terrorist attacks in the United States and around the world, natural disasters, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, or the exit or potential exit of one or more countries from the EU (such as the UK) or the European Economic and Monetary Union, among others, could result in market volatility, could have long term effects on the
United States and worldwide financial markets, and could cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the economy and securities markets.

Government Intervention in the Financial Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in the Financial Markets.
During the global financial crisis, the U.S. government took a number of actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The U.S. government took certain similar actions during the
COVID-19
outbreak. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations could take additional actions that affect the regulation of the securities or Structured Products in which the Fund invests, or the issuers of such securities or Structured Products, in ways that are unforeseeable. Borrowers under secured loans held by the Fund could seek protection under the bankruptcy laws. Legislation or regulation could also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. The Adviser monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate could vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover could result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. A high portfolio turnover could increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “Tax Considerations.”

Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration Risk.
Duration is the sensitivity, expressed in years, of the price of a fixed income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Risks Relating to Fund's RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s RIC Status.
To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income,
asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in stock or other securities and currencies. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter could result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times and could result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt
income (if any) to its Shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify
as a RIC.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund will have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund will, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its Shareholders could receive larger capital gain distributions than they would in the absence of such transactions.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risks.
Increased reliance on internet-based programs and applications to conduct transactions and store data creates growing operational and security risks. Targeted cyber-attacks or accidental events can lead to breaches in computer and data systems security, and subsequent unauthorized access to sensitive transactional and personal information held or maintained by KKR, its affiliates, and third-party service providers or counterparties. Any breaches that occur could result in a failure to maintain the security, confidentiality, or privacy of sensitive data, including personal information relating to investors and the beneficial owners of investors, and could lead to theft, data corruption, or overall disruption in operational systems. Criminals could use data taken in breaches in identity theft, obtaining loans or payments under false identities and other crimes that have the potential to affect the value of assets in which the Fund invests. These risks have the potential to disrupt KKR’s ability to engage in transactions, cause direct financial loss and reputational damage or lead to violations of applicable laws related to data and privacy protection and consumer protection. Cybersecurity risks also necessitate ongoing prevention and compliance costs.

Artificial Intelligence and Machine Learning Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence and Machine Learning Developments Risk
. Recent technological advances in artificial intelligence and machine learning technology (collectively, “Machine Learning Technology”), including OpenAI’s release of its ChatGPT application, pose risks to KKR, the Fund and the Fund’s portfolio companies. While KKR could utilize Machine Learning Technology in connection with its business activities, including investment activities, KKR continues to evaluate and adjust internal policies governing use of Machine Learning Technology by its personnel. Notwithstanding any such policies, KKR personnel, senior advisors, industry advisors, executives and other associated persons of the KKR group or any KKR affiliates could, unbeknownst to KKR, utilize Machine Learning Technology in contravention of such policies. KKR, the Fund and the Fund’s portfolio companies could be further exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties, whether or not known to KKR, also use Machine Learning Technology in their business activities. KKR will not be in the position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided.
Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public
information)—either by third parties in contravention of
non-disclosure
agreements, or by KKR personnel or the aforementioned KKR advisors and affiliates in contravention of KKR’s policies—into Machine Learning Technology applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Machine Learning Technology applications and users.
Independent of its context of use, Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that KKR, the Fund or the Fund’s portfolio companies are exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could have adverse impacts on KKR, the Fund or the Fund’s portfolio companies.
Machine Learning Technology and its applications, including in the financial sector, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Private and Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private and Middle Market Companies Risk.
The Fund will, from time to time, acquire loans from issuers, including, but not limited to, private and middle-market companies, which involve a number of particular risks that might not exist in the case of large public companies, including:

•
these companies could have limited financial resources and limited access to additional financing, which could increase the risk of their defaulting on their obligations, leaving creditors dependent on any guarantees or collateral they have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information might not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations; and

•
the frequency and volume of the trading of these companies generally is substantially less than is typical of larger companies and as such it could be more difficult for the Fund to exit the investment in the company at its then fair value.

Risks Arising from Purchases of Debt on a Secondary Basis [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Arising from Purchases of Debt on a Secondary Basis.
The Fund will, from time to time, invest in loans and debt securities acquired on a secondary basis. The Fund is unlikely to be able to negotiate the terms of such debt as part of its acquisition and, as a result, these investments might not include some of the covenants and protections the Fund would generally seek. Even if such covenants and protections are included in the investments held by the Fund, the terms of the investments could provide portfolio companies substantial flexibility in determining compliance with such covenants. In addition, the terms on which debt is traded on the secondary market could represent a combination of the general state of the market for such investments and either favorable or unfavorable assessments of particular investments by the sellers thereof.

Zero Coupon and PIK Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon and PIK Bonds Risk.
Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Non-Diversified Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified
Fund Risk
. The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means that the Fund is not subject to limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
.
Use of leverage creates an opportunity for increased income and return for Shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV of, and distributions on, the Shares. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. Leverage can magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage can cause greater changes in the Fund’s NAV, which will be borne entirely by the Shareholders.

The 1940 Act generally limits the extent to which the Fund is able to use borrowings, together with any other senior securities representing indebtedness, to 33 and 1/3% of the Fund’s assets under management at the time used.
The Fund may also enter into derivative and similar transactions for hedging or investment purposes that may represent a form of economic leverage and will create risks. The potential loss on derivative instruments can be substantial relative to the initial investment therein. The SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk
(“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception. When the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio as discussed below or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the “limited derivatives users” exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. SEC guidance in connection with the new rule regarding the use of securities lending collateral may limit the Fund’s securities lending activities. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.

Limitations on Transfer and Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on Transfer and Liquidity Risks
.
No Shareholder will be permitted to transfer its Shares without the consent of the Fund. The transferability of Shares will be subject to certain restrictions contained in the Declaration of Trust and will be affected by restrictions imposed under applicable securities laws. No market currently exists for the Shares, and the Fund contemplates that one will not develop. Shareholders do not have the right to require the Fund to redeem their Shares during the life of the Fund.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Risks.
Although it is expected that the Fund will typically offer to repurchase Shares on a quarterly basis, no assurances can be given that the Fund will do so. In addition, there is no guarantee the Adviser will make a recommendation to repurchase Shares or what amount of Shares the Adviser will recommend to repurchase. In addition, the Board may decide not to follow such recommendation. The Fund is not required to repurchase Shares and may be less likely to do so depending on the Fund’s portfolio or during periods of abnormal market conditions. There can be no assurance that a Shareholder who requests the repurchase of its Shares will have such Shares repurchased. In connection with any repurchase, to the extent Shareholders tender Shares representing, in the aggregate, a percentage of Fund assets that is greater than the percentage set out in the offer, the portion of their Shares repurchased from each such Shareholder will be pro-rated downward.
In that case, Shareholders will have to wait until the next repurchase offer, if any, to make another repurchase request. As a result, Shareholders could be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular repurchase offer, thereby increasing the likelihood that proration will occur. Between the date specified in the notice describing the terms of the repurchase offer (the
“Notice Due Date”) and the date on which the NAV for tendered Shares is determined, the Fund is subject to market and other risks and the NAV of Shares tendered in a repurchase offer could decline. In addition, the repurchase of Shares by the Fund is generally a taxable event to Shareholders.
Repurchase offers and the need to fund repurchase obligations affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which could harm the Fund’s investment performance. Moreover, it is possible that diminution in the size of the Fund through repurchases will result in an increased expense ratio for Shareholders who do not tender their Shares for repurchase, will result in untimely sales of portfolio securities (with associated imputed transaction costs, which could be significant) and will limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

Shareholder Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder Default Risk.
As Shareholders will not be required to contribute the full amount of their Commitments to the Fund at the time of their admission and will be required to make incremental contributions pursuant to capital calls issued from time to time by the Fund, there will be a substantial period of time during which Shareholders may be obligated to provide capital without receiving any return and regardless of the performance of the Fund. If a Shareholder fails to pay when due all or any portion of their Commitments or other payment required to be made to the Fund, and the Commitments made by non-defaulting
Shareholders and borrowings by the Fund are inadequate to cover the defaulted amounts, the Fund could be unable to pay its obligations when due. As a result, the Fund could be subjected to significant penalties that could materially adversely affect the returns to all Shareholders (including non-Defaulting
Shareholders).
A Defaulting Shareholder will be subject to substantial consequences, including that the Fund may, with respect to each Default, reduce, as a result of the Default, the Defaulting Shareholder’s investment in the Fund by an amount equal to 50% of the Defaulting Shareholder’s Commitment, and making corresponding reductions to the number of the Defaulting Shareholder’s Shares and in the Defaulting Shareholder’s rights to receive distributions, as well as other consequences described herein. The Fund will have limited recourse in retrieving un-drawn
Commitments in the instance of a Shareholder Default.
While the Adviser may take steps to limit this risk, there is no guarantee that such measures will be sufficient or successful. In seeking to manage the impact of a Shareholder Default on the activities of the Fund, and subject to the Fund’s Declaration of Trust and
By-Laws,
the Fund is permitted to require an additional funding of Commitments from the non-Defaulting
Shareholders, to the extent of their unused Commitments, to fund the shortfall caused by the Defaulting Shareholders.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The Fund’s investments expose the Fund to interest rate risks, meaning that changes in prevailing market interest rates could negatively affect the value of such investments. Factors that can affect market interest rates include, without limitation, inflation, slow or stagnant economic growth or recession, unemployment, money supply, governmental monetary policies, international disorders and instability in U.S. and
non-U.S.
financial markets. The Fund expects that it will periodically experience imbalances in the interest rate sensitivities of its assets and liabilities and the relationships of various interest rates to each other. In a changing interest rate environment, the Adviser might not be able to manage this risk effectively. If the Adviser is unable to manage interest rate risk effectively, the Fund’s performance could be adversely affected.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	555 California Street
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
Contact Personnel Name	Lori Hoffman, Esq.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	Percentage of Net Assets Attributable to Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Voting Rights [Text Block]
Voting Rights
Except as otherwise stated in this prospectus, specified in the Fund’s governing documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares are entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and vote together with holders of common shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, are entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees are elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.
So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Fund’s governing documents or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification
as
a closed-end investment
company to
an open-end company
or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of common shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Fund’s governing documents or the issuance of additional shares of any series of preferred shares pursuant to the Fund’s governing documents shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The applicable statement of preferences, including the calculation of the elements and definitions of certain terms of the rating agency guidelines, may be modified by action of the Board without further action by the shareholders if the Board determines that such modification is necessary to prevent a reduction in, or the withdrawal of, a rating of the preferred shares by any rating agency then rating the preferred shares at the request of the Fund, as the case may be, and are in the aggregate in the best interests of the holders of preferred shares.
The foregoing voting provisions will not apply to any preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Security Liquidation Rights [Text Block]
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Voting Rights [Text Block]
Voting Rights
Except as otherwise stated in this prospectus, specified in the Fund’s governing documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares are entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and vote together with holders of common shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, are entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees are elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.
So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Fund’s governing documents or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification
as
a closed-end investment
company to
an open-end company
or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of common shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Fund’s governing documents or the issuance of additional shares of any series of preferred shares pursuant to the Fund’s governing documents shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The applicable statement of preferences, including the calculation of the elements and definitions of certain terms of the rating agency guidelines, may be modified by action of the Board without further action by the shareholders if the Board determines that such modification is necessary to prevent a reduction in, or the withdrawal of, a rating of the preferred shares by any rating agency then rating the preferred shares at the request of the Fund, as the case may be, and are in the aggregate in the best interests of the holders of preferred shares.
The foregoing voting provisions will not apply to any preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Security Liquidation Rights [Text Block]
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

[1]	Pursuant to an investment advisory agreement, the Fund’s investment adviser, KKR Credit Advisors (US) LLC (the “Adviser”), receives an annual fee, payable monthly by the Fund, in an amount equal to 0.50% of the Fund’s month end net assets (the “Management Fee”).
[2]	“Other Expenses” are based upon estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, filing fees, printing fees, administration fees, investor servicing fees, custody fees, trustee fees and insurance costs.
[3]	The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.